UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07885

Name of Fund:  Master Extended Market Index Series of Quantitative Master Series LLC

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, Master Extended Market

Index Series of Quantitative Master Series LLC, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2016

Date of reporting period: 03/31/2016

Item 1 – Schedule of Investments

Schedule of Investments March 31, 2016 (Unaudited)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 1.7%
AAR Corp.	4,851	$112,883
Aerojet Rocketdyne Holdings, Inc. (a)	9,549	156,413
Aerovironment, Inc. (a)	3,384	95,835
Astronics Corp. (a)	3,142	119,867
B/E Aerospace, Inc.	15,746	726,206
BWX Technologies, Inc.	16,245	545,182
CPI Aerostructures, Inc. (a)	2,281	16,720
Cubic Corp.	3,115	124,475
Curtiss-Wright Corp.	6,903	522,350
Ducommun, Inc. (a)	1,874	28,578
Engility Holdings, Inc. (a)	2,637	49,470
Esterline Technologies Corp. (a)	4,542	291,006
HEICO Corp.	2,587	155,556
HEICO Corp., Class A	6,023	286,695
Hexcel Corp.	14,187	620,114
Huntington Ingalls Industries, Inc.	7,115	974,328
Innovative Solutions & Support, Inc. (a)	4,600	12,098
KLX, Inc. (a)	7,865	252,781
Kratos Defense & Security Solutions, Inc. (a)	7,970	39,451
LMI Aerospace, Inc. (a)	2,720	23,147
Mantech International Corp., Class A	3,277	104,831
Moog, Inc., Class A (a)	4,945	225,888
Orbital ATK, Inc.	8,889	772,810
RBC Bearings, Inc. (a)	3,324	243,516
Smith & Wesson Holding Corp. (a)	8,345	222,144
Spirit Aerosystems Holdings, Inc., Class A (a)	18,764	851,135
Sturm Ruger & Co., Inc.	2,841	194,268
Taser International, Inc. (a)	8,193	160,829
Teledyne Technologies, Inc. (a)	5,436	479,129
TransDigm Group, Inc. (a)	8,030	1,769,330
Triumph Group, Inc.	7,156	225,271
VSE Corp.	644	43,721

		10,446,027
Alternative Energy — 0.1%
Aemetis, Inc. (a)	3,787	7,725
Amyris, Inc. (a)(b)	8,820	9,790
Enphase Energy, Inc. (a)(b)	5,033	11,727
FuelCell Energy, Inc. (a)(b)	3,805	25,760
Green Brick Partners, Inc. (a)	5,235	39,734
Green Plains, Inc.	5,207	83,104
MagneGas Corp. (a)(b)	3,416	3,553
Ocean Power Technologies, Inc. (a)	1,146	2,647
Pattern Energy Group, Inc.	8,739	166,653
Plug Power, Inc. (a)(b)	26,664	54,661
Renewable Energy Group, Inc. (a)	5,628	53,128
REX American Resources Corp. (a)	921	51,088

Common Stocks	Shares	Value
Alternative Energy (continued)
Solazyme, Inc. (a)(b)	13,122	$26,638
SunPower Corp. (a)	7,815	174,587

		710,795
Automobiles & Parts — 2.2%
Allison Transmission Holdings, Inc.	25,654	692,145
American Axle & Manufacturing Holdings, Inc. (a)	11,370	174,984
Autoliv, Inc.	13,229	1,567,372
Cooper Tire & Rubber Co.	8,072	298,825
Cooper-Standard Holding, Inc. (a)	2,584	185,634
Dana Holding Corp.	24,052	338,893
Dorman Products, Inc. (a)	4,690	255,230
Federal-Mogul Corp. (a)	4,135	40,854
Fuel Systems Solutions, Inc. (a)	2,808	15,528
Gentex Corp.	44,358	695,977
Gentherm, Inc. (a)	5,419	225,376
Lear Corp.	11,330	1,259,556
LKQ Corp. (a)	46,005	1,468,940
Modine Manufacturing Co. (a)	6,807	74,945
Motorcar Parts of America, Inc. (a)	2,943	111,775
Standard Motor Products, Inc.	2,952	102,287
Stoneridge, Inc. (a)	4,259	62,011
Strattec Security Corp.	573	32,884
Superior Industries International, Inc.	3,414	75,381
Tenneco, Inc. (a)	8,465	436,032
Tesla Motors, Inc. (a)(b)	15,146	3,480,096
Titan International, Inc.	6,931	37,289
Tower International, Inc.	3,363	91,474
U.S. Auto Parts Network, Inc. (a)	7,139	18,276
Visteon Corp.	5,901	469,661
WABCO Holdings, Inc. (a)	7,941	849,052

		13,060,477
Banks — 6.2%
1st Source Corp.	2,325	74,028
American National Bankshares, Inc.	2,205	55,853
Ameris Bancorp	4,285	126,750
Ames National Corp.	2,125	52,615
Arrow Financial Corp.	2,712	72,058
Associated Banc-Corp	23,244	416,997
Astoria Financial Corp.	13,130	207,979
Banc of California, Inc.	5,336	93,380
Bancfirst Corp.	1,174	66,953
Bancorp of New Jersey, Inc.	2,128	25,919
Bancorp, Inc. (a)	6,496	37,157
BancorpSouth, Inc.	12,177	259,492
Bank Mutual Corp.	7,238	54,792
Bank of Hawaii Corp.	6,647	453,857
Bank of Marin Bancorp	1,247	61,377
Bank of the Ozarks, Inc.	12,274	515,140

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2016	1

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Banks (continued)
BankFinancial Corp.	3,939	$46,559
BankUnited, Inc.	15,771	543,153
Banner Corp.	3,084	129,651
Bar Harbor Bankshares	1,552	51,557
BCB Bancorp, Inc.	3,436	34,394
Bear State Financial, Inc. (a)(b)	2,595	24,056
Beneficial Bancorp, Inc. (a)	12,843	175,821
Berkshire Hills Bancorp, Inc.	4,850	130,417
BNC Bancorp	5,419	114,449
BofI Holding, Inc. (a)	8,936	190,694
BOK Financial Corp. (b)	3,095	169,049
Boston Private Financial Holdings, Inc.	12,591	144,167
Bridge Bancorp, Inc.	2,180	66,425
Brookline Bancorp, Inc.	11,463	126,208
Bryn Mawr Bank Corp.	2,983	76,753
California First National Bancorp	882	11,598
Camden National Corp.	1,576	66,192
Cape Bancorp, Inc.	3,648	49,029
Capital Bank Financial Corp., Class A	4,494	138,640
Capital City Bank Group, Inc.	2,343	34,184
Capitol Federal Financial, Inc.	18,668	247,538
Cardinal Financial Corp.	5,232	106,471
Cascade Bancorp (a)	7,559	43,162
Cathay General Bancorp	10,846	307,267
Centerstate Banks, Inc.	7,831	116,604
Central Pacific Financial Corp.	4,905	106,782
Century Bancorp, Inc., Class A	997	38,793
Chemical Financial Corp.	5,643	201,399
Chicopee Bancorp, Inc.	2,450	43,218
Citizens & Northern Corp.	2,833	56,320
City Holding Co.	2,469	117,969
Civista Bancshares, Inc.	1,968	20,290
Clifton Bancorp, Inc.	4,768	72,092
CNB Financial Corp.	2,894	50,905
CoBiz Financial, Inc.	6,271	74,123
Colony Bankcorp, Inc. (a)	463	4,255
Columbia Banking System, Inc.	8,543	255,607
Commerce Bancshares, Inc.	12,938	581,563
Community Bank System, Inc.	6,838	261,280
Community Trust Bancorp, Inc.	2,821	99,638
CommunityOne Bancorp (a)	2,905	38,578
ConnectOne Bancorp, Inc.	4,852	79,330
Cullen/Frost Bankers, Inc.	8,160	449,698
Customers Bancorp, Inc. (a)	4,166	98,443
CVB Financial Corp.	14,284	249,256
Dime Community Bancshares, Inc.	5,246	92,435
Eagle Bancorp, Inc. (a)	4,741	227,568
East West Bancorp, Inc.	21,677	704,069
Eastern Virginia Bankshares, Inc.	2,546	17,033
Enterprise Bancorp, Inc.	1,601	42,010
Enterprise Financial Services Corp.	3,377	91,314

Common Stocks	Shares	Value
Banks (continued)
ESSA Bancorp, Inc.	3,300	$44,517
Farmers Capital Bank Corp.	1,739	45,944
Fidelity Southern Corp.	3,242	52,002
Financial Institutions, Inc.	2,741	79,681
First Bancorp, Inc.	2,552	49,790
First Bancorp, North Carolina	3,105	58,529
First BanCorp, Puerto Rico (a)	17,284	50,469
First Busey Corp.	4,150	84,992
First Citizens BancShares, Inc., Class A	1,312	329,404
First Commonwealth Financial Corp.	13,854	122,746
First Community Bancshares, Inc.	3,087	61,246
First Connecticut Bancorp, Inc.	3,756	59,946
First Defiance Financial Corp.	1,962	75,360
First Financial Bancorp	9,179	166,874
First Financial Bankshares, Inc. (b)	10,240	302,899
First Financial Corp.	2,125	72,696
First Financial Northwest, Inc.	3,414	44,962
First Horizon National Corp.	36,505	478,215
First Interstate Bancsystem, Inc.	2,871	80,761
First Merchants Corp.	7,335	172,886
First Midwest Bancorp, Inc.	11,596	208,960
First NBC Bank Holding Co. (a)	2,797	57,590
First Niagara Financial Group, Inc.	53,971	522,439
First of Long Island Corp.	2,494	71,079
First Republic Bank	21,420	1,427,429
First South Bancorp, Inc.	3,052	25,179
First United Corp. (a)	2,396	26,236
FirstMerit Corp.	25,439	535,491
Flagstar Bancorp, Inc. (a)	3,391	72,771
Flushing Financial Corp.	4,602	99,495
FNB Corp.	31,145	405,196
Fox Chase Bancorp, Inc.	3,031	58,559
Fulton Financial Corp.	25,185	336,975
German American Bancorp, Inc.	2,419	77,892
Glacier Bancorp, Inc.	11,034	280,484
Great Southern Bancorp, Inc.	1,720	63,864
Great Western Bancorp, Inc.	7,597	207,170
Greene County Bancshares, Inc.	3,466	—
Guaranty Bancorp	3,221	49,797
Hampton Roads Bankshares, Inc. (a)	8,046	14,241
Hancock Holding Co.	12,278	281,903
Hanmi Financial Corp.	5,135	113,073
Heartland Financial USA, Inc.	2,648	81,532
Heritage Commerce Corp.	4,396	44,004
Heritage Financial Corp.	5,517	96,934
HMN Financial, Inc. (a)	1,907	21,473
Home Bancorp, Inc.	2,032	54,478
Home BancShares, Inc.	9,296	380,671
HomeStreet, Inc. (a)	3,639	75,728
HomeTrust Bancshares, Inc. (a)	4,105	75,245

2	QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2016

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Banks (continued)
Horizon Bancorp	2,007	$49,613
Iberiabank Corp.	4,836	247,942
Independent Bank Corp., Massachusetts	4,043	185,816
Independent Bank Corp., Michigan	4,221	61,416
International Bancshares Corp.	8,860	218,488
Investors Bancorp, Inc.	54,036	628,979
Kearny Financial Corp.	4,495	55,513
Lakeland Bancorp, Inc.	6,073	61,641
Lakeland Financial Corp.	2,799	128,138
LegacyTexas Financial Group, Inc.	6,540	128,511
Macatawa Bank Corp.	6,531	40,819
MainSource Financial Group, Inc.	3,542	74,701
MB Financial, Inc.	10,080	327,096
Mercantile Bank Corp.	3,191	71,542
Merchants Bancshares, Inc.	1,376	40,922
Meridian Bancorp, Inc.	7,399	102,994
MidSouth Bancorp, Inc.	2,061	15,725
MidWestOne Financial Group, Inc.	1,520	41,724
MutualFirst Financial, Inc.	1,697	42,764
National Bank Holdings Corp., Class A	5,381	109,719
National Bankshares, Inc.	1,700	58,344
National Penn Bancshares, Inc.	20,919	239,344
NBT Bancorp, Inc.	6,464	174,205
New York Community Bancorp, Inc.	72,798	1,157,488
Northfield Bancorp, Inc.	7,976	131,125
Northrim BanCorp, Inc.	1,757	42,010
Northwest Bancshares, Inc.	15,090	203,866
Norwood Financial Corp. (b)	859	23,502
OceanFirst Financial Corp.	2,939	51,962
OFG Bancorp	7,031	49,147
Ohio Valley Banc Corp.	1,099	23,903
Old National Bancorp	16,667	203,171
Old Second Bancorp, Inc. (a)	6,505	46,641
Opus Bank	2,751	93,534
Oritani Financial Corp.	6,327	107,369
Orrstown Financial Services, Inc.	2,093	36,251
Pacific Continental Corp.	3,946	63,649
Pacific Premier Bancorp, Inc. (a)	3,502	74,838
PacWest Bancorp	17,153	637,234
Park National Corp.	1,932	173,880
Park Sterling Corp.	9,934	66,260
Peapack Gladstone Financial Corp.	2,576	43,534
Penns Woods Bancorp, Inc.	1,209	46,595
Peoples Bancorp of North Carolina, Inc.	1,497	27,844
Peoples Bancorp, Inc.	3,210	62,723
Peoples Financial Corp. (a)	1,245	11,242
Pinnacle Financial Partners, Inc.	5,097	250,059
Popular, Inc.	15,112	432,354

Common Stocks	Shares	Value
Banks (continued)
Porter Bancorp, Inc. (a)	6,148	$7,439
Preferred Bank	2,333	70,573
PrivateBancorp, Inc.	11,605	447,953
Prosperity Bancshares, Inc.	10,189	472,668
Provident Financial Holdings, Inc.	2,303	39,266
Provident Financial Services, Inc.	8,649	174,623
Pulaski Financial Corp.	2,837	45,818
Renasant Corp.	5,565	183,144
Republic Bancorp, Inc., Class A	1,667	43,059
Republic First Bancorp, Inc. (a)	9,649	40,622
Riverview Bancorp, Inc.	8,387	35,225
S&T Bancorp, Inc.	5,190	133,694
Sandy Spring Bancorp, Inc.	3,931	109,400
Seacoast Banking Corp. of Florida (a)	4,770	75,318
ServisFirst Bancshares, Inc.	3,175	140,970
Shore Bancshares, Inc.	3,680	44,086
Sierra Bancorp	2,508	45,520
Signature Bank (a)	7,555	1,028,387
Simmons First National Corp., Class A	4,197	189,159
South State Corp.	3,633	233,348
Southside Bancshares, Inc.	3,909	101,908
Southwest Bancorp, Inc.	3,696	55,625
State Bank Financial Corp.	5,894	116,465
Sterling Bancorp	18,367	292,586
Stock Yards Bancorp, Inc.	2,552	98,329
Suffolk Bancorp	2,452	61,888
Summit Financial Group, Inc.	2,289	35,411
Sun Bancorp, Inc. (a)	2,292	47,467
SVB Financial Group (a)	7,813	797,317
Synovus Financial Corp.	19,459	562,560
Talmer Bancorp, Inc., Class A	9,264	167,586
TCF Financial Corp.	24,414	299,316
Territorial Bancorp, Inc.	2,198	57,280
Texas Capital Bancshares, Inc. (a)	6,837	262,404
TFS Financial Corp.	10,626	184,574
Tompkins Financial Corp.	2,027	129,728
TowneBank	7,726	148,262
Trico Bancshares	3,317	83,986
TrustCo Bank Corp. NY	14,741	89,330
Trustmark Corp.	9,709	223,598
UMB Financial Corp.	6,522	336,731
Umpqua Holdings Corp.	33,825	536,464
Union Bankshares Corp.	7,003	172,484
United Bancorp, Inc.	3,115	28,253
United Bankshares, Inc.	9,354	343,292
United Community Banks, Inc.	8,915	164,660
United Community Financial Corp.	11,244	66,002
United Financial Bancorp, Inc.	8,517	107,229
United Security Bancshares (a)	4,051	20,053
Univest Corp. of Pennsylvania	3,005	58,628
Valley National Bancorp	33,096	315,736

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2016	3

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Banks (continued)
Washington Federal, Inc.	13,426	$304,099
Washington Trust Bancorp, Inc.	2,472	92,255
Waterstone Financial, Inc.	5,849	80,014
Webster Financial Corp.	13,343	479,014
WesBanco, Inc.	5,376	159,721
West BanCorp., Inc.	3,190	58,154
Westamerica BanCorp	3,773	183,783
Western Alliance Bancorp (a)	13,567	452,866
Westfield Financial, Inc.	4,895	41,265
Wilshire Bancorp, Inc.	11,170	115,051
Wintrust Financial Corp.	7,511	333,038
WSFS Financial Corp.	4,170	135,608
Yadkin Financial Corp.	8,043	190,378
Your Community Bankshares, Inc.	633	19,826

		37,328,793
Beverages — 0.1%
Boston Beer Co., Inc., Class A (a)	1,480	273,904
Coca-Cola Bottling Co. Consolidated	720	115,027
Craft Brew Alliance, Inc. (a)	1,760	14,485
National Beverage Corp. (a)	1,810	76,599
Primo Water Corp. (a)	4,659	47,009
Willamette Valley Vineyards, Inc. (a)	2,312	15,999

		543,023
Chemicals — 2.4%
A. Schulman, Inc.	4,402	119,822
Aceto Corp.	4,429	104,347
Albemarle Corp.	16,947	1,083,422
American Vanguard Corp.	3,882	61,258
Ashland, Inc.	9,489	1,043,410
Axalta Coating Systems Ltd. (a)	20,942	611,506
Axiall Corp.	10,170	222,113
Balchem Corp.	4,662	289,137
Cabot Corp.	9,570	462,518
Calgon Carbon Corp.	7,617	106,790
Cambrex Corp. (a)	4,820	212,080
Celanese Corp., Series A	22,045	1,443,948
Chase Corp.	1,295	68,104
Chemours Co.	26,379	184,653
Chemtura Corp. (a)	9,961	262,970
CSW Industrials, Inc. (a)	2,567	80,861
Ferro Corp. (a)	13,135	155,912
FutureFuel Corp.	3,639	42,904
GCP Applied Technologies, Inc. (a)	10,527	209,908
Hawkins, Inc.	1,620	58,466
HB Fuller Co.	7,330	311,159
Huntsman Corp.	31,626	420,626
Innophos Holdings, Inc.	2,611	80,706
Innospec, Inc.	3,555	154,145
Intrepid Potash, Inc. (a)	8,477	9,409

Common Stocks	Shares	Value
Chemicals (continued)
KMG Chemicals, Inc.	1,469	$33,890
Koppers Holdings, Inc. (a)	3,035	68,196
Kraton Performance Polymers, Inc. (a)	4,717	81,604
Kronos Worldwide, Inc.	1,631	9,329
LSB Industries, Inc. (a)	2,939	37,472
Metabolix, Inc. (a)	2,331	4,429
Minerals Technologies, Inc.	5,227	297,155
NewMarket Corp.	1,502	595,183
Olin Corp.	23,890	414,969
OMNOVA Solutions, Inc. (a)	7,759	43,140
Platform Specialty Products Corp. (a)	23,518	202,255
PolyOne Corp.	13,276	401,599
Quaker Chemical Corp.	2,000	169,720
Rayonier Advanced Materials, Inc.	6,271	59,575
Rentech, Inc. (a)	3,065	6,804
RPM International, Inc.	20,087	950,718
Senomyx, Inc. (a)	7,801	20,283
Sensient Technologies Corp.	6,656	422,390
Stepan Co.	2,616	144,639
TOR Minerals International, Inc. (a)	1,000	3,390
Tredegar Corp.	3,711	58,337
Trinseo SA (a)	1,888	69,497
Tronox Ltd., Class A	9,237	59,024
Univar, Inc. (a)	5,098	87,584
Valspar Corp.	11,061	1,183,748
Westlake Chemical Corp.	6,012	278,356
WR Grace & Co. (a)	10,527	749,312
ZAGG, Inc. (a)	4,990	44,960

		14,297,732
Construction & Materials — 2.7%
AAON, Inc.	5,823	163,044
Acuity Brands, Inc.	6,572	1,433,616
Advanced Drainage Systems, Inc.	5,190	110,547
AECOM (a)	23,080	710,633
Aegion Corp. (a)	5,610	118,315
Ameresco, Inc., Class A (a)	3,372	16,084
American DG Energy, Inc. (a)	13,435	4,165
American Woodmark Corp. (a)	2,117	157,907
AO Smith Corp.	11,094	846,583
Apogee Enterprises, Inc.	4,223	185,347
Argan, Inc.	1,952	68,632
Armstrong World Industries, Inc. (a)	6,956	336,462
BlueLinx Holdings, Inc. (a)	22,042	13,446
Blueprint Medicines Corp. (a)	1,496	27,003
Boise Cascade Co. (a)	5,862	121,461
Builders FirstSource, Inc. (a)	9,577	107,933
Chicago Bridge & Iron Co. NV	14,383	526,274
Continental Building Products, Inc. (a)	5,608	104,084

4	QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2016

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Construction & Materials (continued)
Eagle Materials, Inc.	7,472	$523,862
EMCOR Group, Inc.	9,631	468,067
Fortune Brands Home & Security, Inc.	24,079	1,349,387
Generac Holdings, Inc. (a)	9,771	363,872
Gibraltar Industries, Inc. (a)	4,813	137,652
Granite Construction, Inc.	5,591	267,250
Great Lakes Dredge & Dock Corp. (a)	9,666	43,110
Griffon Corp.	6,030	93,164
Headwaters, Inc. (a)	11,159	221,395
Hill International, Inc. (a)	7,303	24,611
Installed Building Products, Inc. (a)	2,837	75,493
Insteel Industries, Inc.	2,808	85,841
Integrated Electrical Services, Inc. (a)	2,641	38,743
Inteliquent, Inc.	4,943	79,335
KBR, Inc.	21,005	325,157
Layne Christensen Co. (a)	3,913	28,134
LB Foster Co., Class A	1,479	26,859
Lennox International, Inc.	6,078	821,685
Louisiana-Pacific Corp. (a)	21,086	360,992
Masonite International Corp. (a)	4,207	275,559
MasTec, Inc. (a)	9,529	192,867
MDU Resources Group, Inc.	29,843	580,745
Mueller Water Products, Inc., Series A	23,103	228,258
MYR Group, Inc. (a)	3,403	85,449
NCI Building Systems, Inc. (a)	4,543	64,511
Nortek, Inc. (a)	1,510	72,918
Northwest Pipe Co. (a)	2,132	19,657
Omega Flex, Inc.	980	34,084
Orion Marine Group, Inc. (a)	5,034	26,076
Owens Corning	17,628	833,452
Patrick Industries, Inc. (a)	2,393	108,618
PGT, Inc. (a)	7,825	76,998
Ply Gem Holdings, Inc. (a)	3,732	52,435
Primoris Services Corp.	5,751	139,749
Quanex Building Products Corp.	5,075	88,102
Simpson Manufacturing Co., Inc.	5,779	220,584
Sterling Construction Co., Inc. (a)	3,307	17,031
Summit Materials, Inc., Class A (a)	6,285	122,243
Thermon Group Holdings, Inc. (a)	5,345	93,858
TopBuild Corp. (a)	5,711	169,845
TRC Cos., Inc. (a)	4,693	34,024
Trex Co., Inc. (a)	4,657	223,210
Tutor Perini Corp. (a)	5,464	84,911
Universal Forest Products, Inc.	2,945	252,740
US Concrete, Inc. (a)	2,197	130,897
USG Corp. (a)	13,456	333,843
Valmont Industries, Inc.	3,342	413,873
Watsco, Inc.	3,927	529,124

Common Stocks	Shares	Value
Construction & Materials (continued)
Watts Water Technologies, Inc., Class A	4,067	$224,214

		16,116,020
Electricity — 1.7%
ALLETE, Inc.	6,636	372,081
Alliant Energy Corp.	16,884	1,254,144
Avangrid, Inc.	8,369	335,681
Black Hills Corp.	7,705	463,302
Calpine Corp. (a)	49,082	744,574
Cleco Corp.	9,063	500,368
Covanta Holding Corp.	19,675	331,720
Dynegy, Inc. (a)	17,431	250,483
El Paso Electric Co.	6,084	279,134
Empire District Electric Co.	6,920	228,706
Great Plains Energy, Inc.	22,821	735,977
Hawaiian Electric Industries, Inc.	15,944	516,586
IDACORP, Inc.	7,492	558,828
ITC Holdings Corp.	23,310	1,015,617
MGE Energy, Inc.	5,145	268,826
NorthWestern Corp.	7,217	445,650
Ormat Technologies, Inc.	5,198	214,366
Portland General Electric Co.	13,362	527,665
Talen Energy Corp. (a)	9,651	86,859
TerraForm Global, Inc., Class A (a)	8,295	19,742
TerraForm Power, Inc., Class A (a)	11,225	97,096
U.S. Geothermal, Inc. (a)	45,850	31,040
Unitil Corp.	2,550	108,350
Vivint Solar, Inc. (a)(b)	3,153	8,355
Westar Energy, Inc.	21,335	1,058,429

		10,453,579
Electronic & Electrical Equipment — 3.0%
Allied Motion Technologies, Inc.	1,620	29,160
American Science & Engineering, Inc.	1,261	34,917
Anixter International, Inc. (a)	4,088	213,026
API Technologies Corp. (a)	12,042	23,723
Applied DNA Sciences, Inc. (a)(b)	2,619	9,009
Arrow Electronics, Inc. (a)	14,344	923,897
Avnet, Inc.	20,204	895,037
AVX Corp.	6,239	78,424
AZZ, Inc.	3,802	215,193
Badger Meter, Inc.	2,244	149,248
Bel Fuse, Inc., Class B	2,157	31,492
Belden, Inc.	6,197	380,372
Benchmark Electronics, Inc. (a)	7,614	175,503
Brady Corp., Class A	6,616	177,573
Capstone Turbine Corp. (a)	3,678	5,885
Checkpoint Systems, Inc. (a)	6,943	70,263
Cognex Corp.	12,485	486,291
Coherent, Inc. (a)	3,619	332,586
Control4 Corp. (a)	3,575	28,457

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2016	5

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Electronic & Electrical Equipment (continued)
CTS Corp.	5,283	$83,154
CyberOptics Corp. (a)	2,661	24,827
Daktronics, Inc.	6,043	47,740
Electro Rent Corp.	3,274	30,317
Electro Scientific Industries, Inc. (a)	5,070	36,251
eMagin Corp. (a)	6,297	11,272
Encore Wire Corp.	3,187	124,070
Energy Focus, Inc. (a)	610	4,532
EnerNOC, Inc. (a)	4,406	32,957
EnerSys	6,855	381,961
ESCO Technologies, Inc.	3,900	152,022
Fabrinet (a)	4,815	155,765
FARO Technologies, Inc. (a)	2,690	86,645
FEI Co.	5,958	530,322
General Cable Corp.	7,405	90,415
Greatbatch, Inc. (a)	3,968	141,420
GSI Group, Inc. (a)	5,584	79,069
Houston Wire & Cable Co.	3,110	21,739
Hubbell, Inc.	8,299	879,113
II-VI, Inc. (a)	8,248	179,064
Intevac, Inc. (a)	5,485	24,683
IntriCon Corp. (a)	2,740	17,454
IPG Photonics Corp. (a)	5,438	522,483
Itron, Inc. (a)	5,713	238,346
Jabil Circuit, Inc.	27,930	538,211
Kemet Corp. (a)	8,847	17,075
Keysight Technologies, Inc. (a)	26,018	721,739
Kimball Electronics, Inc. (a)	3,441	38,436
Knowles Corp. (a)	13,186	173,792
Landauer, Inc.	1,662	54,962
LightPath Technologies, Inc., Class A (a)	6,052	12,225
Littelfuse, Inc.	3,291	405,155
LSI Industries, Inc.	4,195	49,291
MA-COM Technology Solutions Holdings, Inc. (a)	2,990	130,932
Maxwell Technologies, Inc. (a)	5,619	33,377
Methode Electronics, Inc.	5,654	165,323
Mettler-Toledo International, Inc. (a)	4,129	1,423,514
Microvision, Inc. (a)	10,983	20,538
MTS Systems Corp.	2,264	137,764
NAPCO Security Technologies, Inc. (a)	4,487	28,044
National Instruments Corp.	15,074	453,878
Newport Corp. (a)	6,137	141,151
Nuvectra Corp. (a)	1,323	7,156
NVE Corp.	974	55,060
Orion Energy Systems, Inc. (a)	7,855	10,918
OSI Systems, Inc. (a)	2,791	182,783
Park Electrochemical Corp.	3,206	51,328
Plexus Corp. (a)	5,087	201,038

Common Stocks	Shares	Value
Electronic & Electrical Equipment (continued)
Powell Industries, Inc.	1,398	$41,674
Regal-Beloit Corp.	7,001	441,693
Research Frontiers, Inc. (a)	5,552	25,317
Rofin-Sinar Technologies, Inc. (a)	4,390	141,446
Rogers Corp. (a)	2,685	160,751
Rubicon Technology, Inc. (a)	5,299	3,868
Sanmina Corp. (a)	11,339	265,106
Sensata Technologies Holding NV (a)	25,803	1,002,189
SL Industries, Inc. (a)	935	31,790
Synthesis Energy Systems, Inc. (a)(b)	5,951	6,665
Trimble Navigation Ltd. (a)	38,043	943,466
TTM Technologies, Inc. (a)	9,582	63,720
Turtle Beach Corp. (a)	6,063	6,912
Ultralife Corp. (a)	4,545	23,270
Universal Display Corp. (a)	6,278	339,640
Veeco Instruments, Inc. (a)	6,043	117,718
Vicor Corp. (a)	3,135	32,855
Vishay Intertechnology, Inc.	19,362	236,410
Vishay Precision Group, Inc. (a)	2,569	35,992
WESCO International, Inc. (a)	6,116	334,362
Zebra Technologies Corp., Class A (a)	7,748	534,612

		17,998,823
Financial Services — 3.9%
Actinium Pharmaceuticals, Inc. (a)(b)	8,447	16,810
Ally Financial, Inc. (a)	64,424	1,206,017
Artisan Partners Asset Management, Inc., Class A	5,804	178,995
Ashford, Inc. (a)	394	17,962
Associated Capital Group, Inc., Class A (a)	805	22,556
Asta Funding, Inc. (a)	3,856	34,357
Atlanticus Holdings Corp. (a)	251	753
BBCN Bancorp, Inc.	12,023	182,629
BGC Partners, Inc., Class A	26,138	236,549
Blackhawk Network Holdings, Inc. (a)	8,375	287,263
Calamos Asset Management, Inc., Class A	3,789	32,169
Cash America International, Inc.	4,144	160,124
CBOE Holdings, Inc.	12,335	805,846
CIT Group, Inc.	25,885	803,212
Cohen & Steers, Inc.	3,036	118,161
Consumer Portfolio Services, Inc. (a)	5,716	24,179
Cowen Group, Inc., Class A (a)	17,299	65,909
Credit Acceptance Corp. (a)(b)	1,567	284,489
Del Taco Restaurants, Inc. (a)	4,986	51,505

6	QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2016

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Financial Services (continued)
Diamond Hill Investment Group, Inc.	522	$92,582
Eaton Vance Corp.	17,521	587,304
Emergent Capital, Inc. (a)	5,857	23,545
Encore Capital Group, Inc. (a)(b)	3,846	98,996
Enova International, Inc. (a)	4,701	29,663
Essent Group Ltd. (a)	10,209	212,347
EverBank Financial Corp.	11,962	180,507
Evercore Partners, Inc., Class A	6,040	312,570
Ezcorp, Inc., Class A (a)	8,094	24,039
FBR & Co.	1,765	31,929
Federal Agricultural Mortgage Corp., Class C	1,734	65,424
Federated Investors, Inc., Class B	13,995	403,756
Financial Engines, Inc.	7,748	243,520
First Cash Financial Services, Inc.	4,380	201,743
First Marblehead Corp. (a)	1,974	7,501
FNF Group	41,181	1,396,036
FNFV Group (a)	13,277	144,055
FXCM, Inc. (a)(b)	1,155	12,405
GAMCO Investors, Inc., Class A	805	29,833
Green Dot Corp., Class A (a)	7,212	165,660
Greenhill & Co., Inc.	4,276	94,927
HealthEquity, Inc. (a)	5,106	125,965
HRG Group, Inc. (a)	18,302	254,947
Impac Mortgage Holdings, Inc. (a)(b)	1,830	25,382
Interactive Brokers Group, Inc., Class A	8,315	326,946
INTL. FCStone, Inc. (a)	2,537	67,814
Investment Technology Group, Inc.	5,189	114,677
Janus Capital Group, Inc.	21,344	312,263
Jason Industries, Inc. (a)	4,507	15,775
KCG Holdings, Inc., Class A (a)	8,227	98,313
Ladder Capital Corp.	8,046	100,173
Ladenburg Thalmann Financial Services, Inc. (a)	20,288	50,720
Lazard Ltd., Class A	19,524	757,531
LendingClub Corp. (a)	31,122	258,313
LendingTree, Inc. (a)	1,072	104,820
Liberty Broadband Corp., Class A (a)	3,689	214,552
Liberty Broadband Corp., Class C (a)	10,186	590,279
Liberty TripAdvisor Holdings, Inc., Series A (a)	9,896	219,295
LPL Financial Holdings, Inc. (b)	12,122	300,626
MarketAxess Holdings, Inc.	5,541	691,683
Marlin Business Services Corp.	1,640	23,468
MGIC Investment Corp. (a)	50,456	386,998
Moelis & Co., Class A	3,091	87,259
MoneyGram International, Inc. (a)	5,436	33,268
MSCI, Inc.	13,795	1,021,934

Common Stocks	Shares	Value
Financial Services (continued)
Nelnet, Inc., Class A	2,846	$112,047
NewStar Financial, Inc. (a)	4,431	38,771
NMI Holdings, Inc., Class A (a)	7,757	39,173
NorthStar Asset Management Group, Inc.	29,889	339,240
NRG Yield, Inc., Class A	5,864	79,574
NRG Yield, Inc., Class C	9,117	129,826
Ocwen Financial Corp. (a)	16,212	40,044
Ohr Pharmaceutical, Inc. (a)(b)	3,478	11,164
On Deck Capital, Inc. (a)(b)	6,601	51,422
OneMain Holdings, Inc. (a)	6,952	190,693
Oppenheimer Holdings, Inc., Class A	1,705	26,905
PICO Holdings, Inc. (a)	4,035	41,278
Piper Jaffray Cos. (a)	2,366	117,259
PJT Partners, Inc.	2,864	68,879
PRA Group, Inc. (a)	7,260	213,371
Pzena Investment Management, Inc., Class A	3,173	23,956
Radian Group, Inc.	30,769	381,536
Raymond James Financial, Inc.	19,181	913,207
Resource America, Inc., Class A	4,370	25,215
Safeguard Scientifics, Inc. (a)	4,085	54,126
Santander Consumer USA Holdings, Inc. (a)	15,868	166,455
SEI Investments Co.	20,453	880,502
SLM Corp. (a)	63,092	401,265
Stewart Information Services Corp.	3,587	130,136
Stifel Financial Corp. (a)	10,297	304,791
Synergy Resources Corp. (a)	18,813	146,177
TD Ameritrade Holding Corp.	39,960	1,259,939
TESARO, Inc. (a)	4,426	194,877
U.S. Global Investors, Inc., Class A	4,302	7,442
Virtu Financial, Inc., Class A	3,390	74,953
Virtus Investment Partners, Inc.	1,102	86,077
VolitionRX Ltd. (a)	1,424	5,055
Voya Financial, Inc.	34,287	1,020,724
Waddell & Reed Financial, Inc., Class A	12,521	294,744
Walker & Dunlop, Inc. (a)	4,301	104,385
Westwood Holdings Group, Inc.	1,466	85,981
WisdomTree Investments, Inc.	17,278	197,488
WMIH Corp. (a)	16,943	39,647
World Acceptance Corp. (a)(b)	1,335	50,623

		23,419,775
Fixed Line Telecommunications — 0.2%
8x8, Inc. (a)	14,330	144,160
Cincinnati Bell, Inc. (a)	34,307	132,768
Consolidated Communications Holdings, Inc.	7,761	199,923
EarthLink Holdings Corp.	16,238	92,069

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2016	7

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Fixed Line Telecommunications (continued)
Fairpoint Communications, Inc. (a)	3,773	$56,142
General Communication, Inc., Class A (a)	4,977	91,179
GTT Communications, Inc. (a)	3,853	63,729
Hawaiian Telcom Holdco, Inc. (a)	2,127	50,091
IDT Corp., Class B	2,972	46,333
inContact, Inc. (a)	10,267	91,274
Lumos Networks Corp. (a)	4,097	52,605
Straight Path Communications, Inc., Class B (a)(b)	1,752	54,365
Vonage Holdings Corp. (a)	27,920	127,594
Windstream Holdings, Inc. (b)	15,457	118,710
Zayo Group Holdings, Inc. (a)	6,452	156,397

		1,477,339
Food & Drug Retailers — 0.8%
Casey’s General Stores, Inc.	5,850	662,922
Chefs’ Warehouse, Inc. (a)	3,358	68,134
Core-Mark Holding Co., Inc.	3,394	276,815
Diplomat Pharmacy, Inc. (a)	5,266	144,288
Fresh Market, Inc. (a)	6,376	181,907
GNC Holdings, Inc., Class A	12,167	386,302
Ingles Markets, Inc., Class A	1,941	72,787
Natural Health Trends Corp. (b)	1,354	44,885
PetMed Express, Inc.	3,455	61,879
Rite Aid Corp. (a)	158,048	1,288,091
Smart & Final Stores, Inc. (a)	4,080	66,096
SpartanNash Co.	5,521	167,342
Sprouts Farmers Market, Inc. (a)	21,616	627,729
Supervalu, Inc. (a)	38,696	222,889
United Natural Foods, Inc. (a)	7,385	297,615
Vitamin Shoppe, Inc. (a)	4,485	138,856
Weis Markets, Inc.	1,733	78,089

		4,786,626
Food Producers — 1.9%
Alico, Inc.	610	16,842
The Andersons, Inc.	3,787	118,950
B&G Foods, Inc.	8,676	302,012
Blue Buffalo Pet Products, Inc. (a)	4,931	126,529
Bunge Ltd.	21,522	1,219,652
Cal-Maine Foods, Inc. (b)	4,515	234,374
Calavo Growers, Inc.	2,423	138,256
Darling International, Inc. (a)	24,480	322,402
Dean Foods Co.	13,709	237,440
Farmer Bros Co. (a)	1,150	32,050
Flowers Foods, Inc.	28,358	523,489
Fresh Del Monte Produce, Inc.	5,278	222,045
Golden Enterprises, Inc.	277	1,399
Griffin Industrial Realty, Inc.	1,073	26,353
Hain Celestial Group, Inc. (a)	15,237	623,346
Herbalife Ltd. (a)	9,513	585,620

Common Stocks	Shares	Value
Food Producers (continued)
HQ Sustainable Maritime Industries, Inc. (a)(b)	4,100	—
Ingredion, Inc.	10,768	$1,149,915
J&J Snack Foods Corp.	2,190	237,133
John B Sanfilippo & Son, Inc.	1,422	98,246
Lancaster Colony Corp.	2,973	328,725
Lifevantage Corp. (a)	3,491	31,768
Lifeway Foods, Inc. (a)	1,804	19,537
Limoneira Co.	2,404	36,541
Lipocine, Inc. (a)	1,692	17,174
Mannatech, Inc. (a)	644	14,374
Medifast, Inc.	1,806	54,523
MGP Ingredients, Inc.	2,244	54,395
Nutraceutical International Corp. (a)	1,950	47,482
Nutrisystem, Inc.	4,434	92,538
Omega Protein Corp. (a)	3,642	61,695
Phibro Animal Health Corp., Class A	2,839	76,767
Pilgrim’s Pride Corp. (a)	9,693	246,202
Pinnacle Foods, Inc.	16,714	746,782
Post Holdings, Inc. (a)	9,425	648,157
Reliv International, Inc. (a)	414	348
Rocky Mountain Chocolate Factory, Inc.	2,724	27,703
Sanderson Farms, Inc.	2,865	258,366
Seaboard Corp. (a)	38	114,114
Seneca Foods Corp., Class A (a)	1,343	46,656
Snyders-Lance, Inc.	10,702	336,899
Tootsie Roll Industries, Inc.	2,700	94,325
TreeHouse Foods, Inc. (a)	8,338	723,321
USANA Health Sciences, Inc. (a)	877	106,485
WhiteWave Foods Co. (a)	26,610	1,081,430

		11,482,360
Forestry & Paper — 0.2%
Clearwater Paper Corp. (a)	2,737	132,772
Deltic Timber Corp.	1,749	105,202
Domtar Corp.	9,827	397,994
KapStone Paper and Packaging Corp.	12,527	173,499
Mercer International, Inc.	6,229	58,864
Neenah Paper, Inc.	2,503	159,341
PH Glatfelter Co.	6,319	130,993
Resolute Forest Products (a)	12,838	70,737
Veritiv Corp. (a)	1,388	51,717

		1,281,119
Gas, Water & Multi-Utilities — 1.7%
American States Water Co.	5,470	215,299
Aqua America, Inc.	26,323	837,598
Artesian Resources Corp., Class A	2,304	64,420
Atmos Energy Corp.	14,996	1,113,603

8	QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2016

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Gas, Water & Multi-Utilities (continued)
Avista Corp.	9,467	$386,064
Cadiz, Inc. (a)(b)	4,485	23,412
California Water Service Group	7,033	187,922
Chesapeake Utilities Corp.	2,272	143,068
Connecticut Water Service, Inc.	2,151	97,010
Delta Natural Gas Co., Inc.	2,312	53,523
Gas Natural, Inc.	4,001	31,248
Genie Energy Ltd. (a)	3,673	27,952
Laclede Group, Inc.	6,580	445,795
Middlesex Water Co.	2,966	91,501
National Fuel Gas Co.	12,933	647,297
New Jersey Resources Corp.	12,795	466,122
Northwest Natural Gas Co.	3,904	210,230
ONE Gas, Inc.	7,517	459,289
Piedmont Natural Gas Co., Inc.	11,797	705,814
PNM Resources, Inc.	11,554	389,601
Questar Corp.	25,879	641,799
RGC Resources, Inc.	2,449	52,947
SJW Corp.	2,621	95,273
South Jersey Industries, Inc.	9,779	278,213
Southwest Gas Corp.	7,138	470,037
UGI Corp.	25,767	1,038,152
Vectren Corp.	12,237	618,703
WGL Holdings, Inc.	7,393	535,031

		10,326,923
General Industrials — 1.4%
Actuant Corp., Class A	8,768	216,657
AEP Industries, Inc.	774	51,084
AptarGroup, Inc.	9,486	743,797
Bemis Co., Inc.	14,201	735,328
Berry Plastics Group, Inc. (a)	17,837	644,808
Carlisle Cos., Inc.	9,817	976,792
Crown Holdings, Inc. (a)	21,093	1,046,002
Global Brass & Copper Holdings, Inc.	3,673	91,641
Graphic Packaging Holding Co.	48,500	623,225
Greif, Inc., Class A	4,640	151,960
Harsco Corp.	11,862	64,648
Landec Corp. (a)	4,881	51,251
Multi-Color Corp.	2,155	114,969
Myers Industries, Inc.	3,762	48,379
Otter Tail Corp.	5,434	160,955
Packaging Corp. of America	14,709	888,424
Raven Industries, Inc.	5,522	88,462
Rexnord Corp. (a)	14,887	301,015
Silgan Holdings, Inc.	6,041	321,200
Sonoco Products Co.	15,316	743,898
TriMas Corp. (a)	6,652	116,543
UFP Technologies, Inc. (a)	1,471	32,759

		8,213,797

Common Stocks	Shares	Value
General Retailers — 4.7%
1-800-Flowers.com, Inc., Class A (a)	4,286	$33,774
Aaron’s, Inc.	9,518	238,902
Abercrombie & Fitch Co., Class A	9,807	309,313
Aéropostale, Inc. (a)	13,619	2,703
AMERCO, Inc.	897	320,507
America’s Car-Mart, Inc. (a)	1,386	34,650
American Eagle Outfitters, Inc.	26,091	434,937
American Public Education, Inc. (a)	2,731	56,341
Antero Resources Corp. (a)	11,613	288,815
Apollo Education Group, Inc. (a)	13,712	112,644
Asbury Automotive Group, Inc. (a)	3,856	230,743
Ascena Retail Group, Inc. (a)	25,130	277,938
Autobytel, Inc. (a)	2,014	34,963
Barnes & Noble Education, Inc. (a)	6,163	60,397
Barnes & Noble, Inc.	8,898	109,979
Beacon Roofing Supply, Inc. (a)	7,353	301,547
Big 5 Sporting Goods Corp.	2,684	29,819
Big Lots, Inc.	7,232	327,537
Blue Nile, Inc.	1,962	50,443
Bon-Ton Stores, Inc. (b)	2,228	5,058
Boot Barn Holdings, Inc. (a)	777	7,304
Bridgepoint Education, Inc. (a)	2,758	27,801
Bright Horizons Family Solutions, Inc. (a)	6,601	427,613
Buckle, Inc.	3,973	134,565
Build-A-Bear Workshop, Inc. (a)	2,727	35,424
Burlington Stores, Inc. (a)	11,257	633,094
Cabela’s, Inc. (a)	7,278	354,366
Caleres, Inc.	6,284	177,774
Cambium Learning Group, Inc. (a)	4,720	20,154
Capella Education Co.	1,580	83,171
Career Education Corp. (a)	10,687	48,519
Carriage Services, Inc.	3,000	64,830
Cato Corp., Class A	3,894	150,114
CDK Global, Inc.	23,728	1,104,538
Chegg, Inc. (a)	8,886	39,632
Chemed Corp.	2,443	330,904
Chico’s FAS, Inc.	20,490	271,902
Children’s Place Retail Stores, Inc.	3,046	254,250
Christopher & Banks Corp. (a)	6,159	14,720
Citi Trends, Inc.	2,593	46,233
Clean Energy Fuels Corp. (a)	11,329	33,194
Collectors Universe, Inc.	1,741	28,901
Conn’s, Inc. (a)(b)	3,781	47,111
Container Store Group, Inc. (a)	2,847	16,712
Copart, Inc. (a)	16,297	664,429
CST Brands, Inc.	11,043	422,836
Destination Maternity Corp.	2,770	18,947
Destination XL Group, Inc. (a)	8,559	44,250
Dick’s Sporting Goods, Inc.	13,283	620,980
Dillard’s, Inc., Class A	3,545	301,006

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2016	9

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
General Retailers (continued)
DSW, Inc., Class A	10,606	$293,150
EVINE Live, Inc. (a)	7,906	9,250
Express, Inc. (a)	10,713	229,365
Finish Line, Inc., Class A	6,356	134,112
Five Below, Inc. (a)	8,038	332,291
Foot Locker, Inc.	20,931	1,350,049
Francesca’s Holdings Corp. (a)	6,453	123,639
Fred’s, Inc., Class A	4,994	74,461
FTD Cos., Inc. (a)	3,190	83,737
Gaiam, Inc., Class A (a)	3,595	23,008
Genesco, Inc. (a)	3,296	238,136
Grand Canyon Education, Inc. (a)	7,107	303,753
Group 1 Automotive, Inc.	3,316	194,616
GrubHub, Inc. (a)	11,684	293,619
Guess?, Inc.	9,276	174,111
Haverty Furniture Cos., Inc.	3,228	68,304
Hibbett Sports, Inc. (a)	3,484	125,076
Hillenbrand, Inc.	9,114	272,964
Houghton Mifflin Harcourt Co. (a)	16,811	335,211
HSN, Inc.	4,539	237,435
ITT Corp.	13,665	504,102
ITT Educational Services, Inc. (a)	4,668	14,424
JC Penney Co., Inc. (a)	45,165	499,525
K12, Inc. (a)	4,637	45,860
KAR Auction Services, Inc.	20,346	775,996
Kirkland’s, Inc.	2,707	47,400
Lands’ End, Inc. (a)(b)	2,707	69,056
Liquidity Services, Inc. (a)	4,477	23,191
Lithia Motors, Inc., Class A	3,487	304,520
Lumber Liquidators Holdings, Inc. (a)	4,057	53,228
MarineMax, Inc. (a)	4,129	80,392
Matthews International Corp., Class A	4,866	250,453
Mattress Firm Holding Corp. (a)(b)	3,155	133,740
Michaels Cos., Inc. (a)	11,423	319,501
Monro Muffler Brake, Inc.	4,709	336,552
Murphy USA, Inc. (a)	5,763	354,136
Office Depot, Inc. (a)	72,051	511,562
Ollie’s Bargain Outlet Holdings, Inc. (a)	2,738	64,151
Outerwall, Inc. (b)	2,756	101,944
Overstock.com, Inc. (a)	2,766	39,775
Party City Holdco, Inc. (a)	4,723	71,034
PCM, Inc. (a)	1,516	12,158
Penske Automotive Group, Inc.	6,182	234,298
Perfumania Holdings, Inc. (a)	1,362	3,405
Pier 1 Imports, Inc.	12,905	90,464
PriceSmart, Inc.	2,929	247,735
Providence Service Corp. (a)	2,023	103,315
RealNetworks, Inc. (a)	5,145	20,889
Regis Corp. (a)	5,786	87,889
Rent-A-Center, Inc.	7,864	124,644

Common Stocks	Shares	Value
General Retailers (continued)
Restoration Hardware Holdings, Inc. (a)	5,536	$231,958
Rollins, Inc.	13,847	375,531
Rush Enterprises, Inc., Class A (a)	5,240	95,578
Sally Beauty Holdings, Inc. (a)	22,782	737,681
Sears Holdings Corp. (a)(b)	7,621	116,677
Service Corp. International	29,146	719,323
ServiceMaster Global Holdings, Inc. (a)	20,442	770,255
Shoe Carnival, Inc.	2,381	64,192
Shutterfly, Inc. (a)	5,540	256,890
SolarCity Corp. (a)(b)	8,832	217,091
Sonic Automotive, Inc., Class A	4,835	89,351
Sotheby’s	8,650	231,214
SP Plus Corp. (a)	2,950	70,977
Sportsman’s Warehouse Holdings, Inc. (a)	4,298	54,155
Stage Stores, Inc.	4,672	37,656
Stamps.com, Inc. (a)	2,254	239,555
Stein Mart, Inc.	4,383	32,127
Strayer Education, Inc. (a)	1,653	80,584
Tailored Brands, Inc.	7,130	127,627
Tile Shop Holdings, Inc. (a)	4,824	71,926
Titan Machinery, Inc. (a)	2,671	30,877
TrueCar, Inc. (a)	8,752	48,924
Tuesday Morning Corp. (a)	6,404	52,385
Ulta Salon Cosmetics & Fragrance, Inc. (a)	9,647	1,869,010
VCA, Inc. (a)	11,975	690,838
Weight Watchers International, Inc. (a)(b)	4,031	58,570
West Marine, Inc. (a)	3,086	28,052
Williams-Sonoma, Inc.	12,790	700,125
Winmark Corp.	437	42,817
Zumiez, Inc. (a)	2,839	56,553

		28,306,409
Health Care Equipment & Services — 4.8%
AAC Holdings, Inc. (a)(b)	1,552	30,714
Abaxis, Inc.	3,253	147,654
ABIOMED, Inc. (a)	5,769	546,959
Acadia Healthcare Co., Inc. (a)	10,503	578,820
Accuray, Inc. (a)	12,884	74,470
AdCare Health Systems, Inc.	7,324	16,992
Addus HomeCare Corp. (a)	1,286	22,106
Adeptus Health, Inc., Class A (a)(b)	1,896	105,304
Air Methods Corp. (a)	5,272	190,952
Alere, Inc. (a)	12,711	643,304
Align Technology, Inc. (a)	10,895	791,958
Alliance HealthCare Services, Inc. (a)	2,209	15,883
Almost Family, Inc. (a)	1,371	51,056
Alphatec Holdings, Inc. (a)	22,800	5,472

10	QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2016

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Health Care Equipment & Services (continued)
Amedisys, Inc. (a)	4,240	$204,962
American Caresource Holdings, Inc. (a)	2,753	1,294
Amsurg Corp. (a)	8,158	608,587
Analogic Corp.	1,873	147,986
AngioDynamics, Inc. (a)	4,708	57,861
Anika Therapeutics, Inc. (a)	2,272	101,604
Antares Pharma, Inc. (a)	26,095	22,705
AtriCure, Inc. (a)	4,498	75,701
Atrion Corp.	253	100,026
AxoGen, Inc. (a)	1,640	8,790
Bio-Rad Laboratories, Inc., Class A (a)	3,109	425,062
Biolase, Inc. (a)	11,125	14,574
BioScrip, Inc. (a)	10,652	22,795
Biostage, Inc. (a)	3,656	6,581
BioTelemetry, Inc. (a)	4,630	54,078
Bovie Medical Corp. (a)	7,643	12,764
Brookdale Senior Living, Inc. (a)	27,192	431,809
Bruker Corp.	16,447	460,516
CalAtlantic Group, Inc.	11,398	380,921
Cantel Medical Corp.	5,470	390,339
Capital Senior Living Corp. (a)	4,670	86,488
Cardica, Inc. (a)	3,562	12,681
Cardiovascular Systems, Inc. (a)	4,419	45,825
Cepheid, Inc. (a)	10,748	358,553
Civitas Solutions, Inc. (a)	2,868	49,989
Cogentix Medical, Inc. (a)	13,771	15,148
Community Health Systems, Inc. (a)	17,321	320,612
CONMED Corp.	3,885	162,937
Cooper Cos., Inc.	7,351	1,131,833
Corindus Vascular Robotics, Inc. (a)(b)	10,253	10,156
Corvel Corp. (a)	1,959	77,224
CryoLife, Inc.	4,639	49,869
Cutera, Inc. (a)	3,451	38,824
Cynosure, Inc., Class A (a)	3,689	162,759
CytoSorbents Corp. (a)	864	3,387
Derma Sciences, Inc. (a)	2,182	6,764
DexCom, Inc. (a)	12,207	828,977
Endologix, Inc. (a)	11,018	92,110
Ensign Group, Inc.	6,892	156,035
Envision Healthcare Holdings, Inc. (a)	28,340	578,136
Escalon Medical Corp. (a)	1,399	1,105
Exactech, Inc. (a)	2,338	47,368
Five Star Quality Care, Inc. (a)	7,271	16,651
Fluidigm Corp. (a)	4,592	37,057
FONAR Corp. (a)	1,417	21,793
Genesis Healthcare, Inc. (a)	5,313	12,326
GenMark Diagnostics, Inc. (a)	7,790	41,053
Glaukos Corp. (a)	1,601	26,993

Common Stocks	Shares	Value
Health Care Equipment & Services (continued)
Globus Medical, Inc., Class A (a)	10,458	$248,378
Haemonetics Corp. (a)	7,760	271,445
Halyard Health, Inc. (a)	6,988	200,765
Healthcare Services Group, Inc.	10,637	391,548
HealthSouth Corp.	13,450	506,124
HealthStream, Inc. (a)	3,976	87,830
Healthways, Inc. (a)	5,011	50,561
HeartWare International, Inc. (a)	2,769	87,002
Hill-Rom Holdings, Inc.	8,276	416,283
HMS Holdings Corp. (a)	12,478	179,059
Hooper Holmes, Inc. (a)	9,589	1,324
ICU Medical, Inc. (a)	2,177	226,626
IDEXX Laboratories, Inc. (a)	13,658	1,069,695
Inogen, Inc. (a)	2,088	93,918
Insulet Corp. (a)	8,659	287,132
Integra LifeSciences Holdings Corp. (a)	4,336	292,073
Intersect ENT, Inc. (a)	3,106	59,014
Invacare Corp.	4,891	64,414
Juno Therapeutics, Inc. (a)(b)	10,725	408,515
K2M Group Holdings, Inc. (a)	4,001	59,335
Kindred Healthcare, Inc.	12,162	150,201
LDR Holding Corp. (a)	3,794	96,709
LHC Group, Inc. (a)	2,077	73,858
LifePoint Hospitals, Inc. (a)	6,433	445,485
LivaNova PLC (a)	6,207	335,054
Magellan Health Services, Inc. (a)	3,939	267,576
Masimo Corp. (a)	6,979	292,001
MEDNAX, Inc. (a)	14,189	916,893
Meridian Bioscience, Inc.	6,734	138,788
Merit Medical Systems, Inc. (a)	7,010	129,615
Molina Healthcare, Inc. (a)	5,992	386,424
Nanosphere, Inc. (a)	2,462	1,945
Natera, Inc. (a)	564	5,369
National Healthcare Corp.	1,868	116,376
Natus Medical, Inc. (a)	5,169	198,645
Navidea Biopharmaceuticals, Inc. (a)(b)	26,298	24,838
Neogen Corp. (a)	5,645	284,226
NeoGenomics, Inc. (a)	9,277	62,527
Nevro Corp. (a)	2,155	121,240
NuVasive, Inc. (a)	7,400	360,010
NxStage Medical, Inc. (a)	9,415	141,131
Omnicell, Inc. (a)	5,518	153,787
OraSure Technologies, Inc. (a)	9,831	71,078
Orthofix International NV (a)	3,072	127,549
Owens & Minor, Inc.	9,148	369,762
PAREXEL International Corp. (a)	7,939	498,013
Penumbra, Inc. (a)	696	32,016
PharMerica Corp. (a)	4,613	101,993
Psychemedics Corp.	2,424	33,330
Quidel Corp. (a)	4,975	85,869
RadNet, Inc. (a)	5,911	28,550

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2016	11

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Health Care Equipment & Services (continued)
ResMed, Inc.	21,002	$1,214,336
Retractable Technologies, Inc. (a)	4,605	9,901
Rockwell Medical, Inc. (a)(b)	7,565	56,813
RTI Surgical, Inc. (a)	10,112	40,448
SeaSpine Holdings Corp. (a)	1,779	26,045
Select Medical Holdings Corp.	15,096	178,284
Spark Therapeutics, Inc. (a)	1,974	58,253
Spectranetics Corp. (a)	6,991	101,509
Staar Surgical Co. (a)	5,027	37,150
STERIS PLC	12,865	914,058
Surgery Partners, Inc. (a)	2,554	33,866
Surgical Care Affiliates, Inc. (a)	3,963	183,408
SurModics, Inc. (a)	2,327	42,840
Symmetry Surgical, Inc. (a)	2,920	28,791
T2 Biosystems, Inc. (a)	2,209	21,781
Tandem Diabetes Care, Inc. (a)	3,670	31,966
Team Health Holdings, Inc. (a)	10,634	444,608
Teleflex, Inc.	6,279	985,866
Triple-S Management Corp., Class B (a)	3,526	87,656
U.S. Physical Therapy, Inc.	1,955	97,222
Unilife Corp. (a)(b)	24,137	16,413
Universal American Corp.	8,418	60,105
Utah Medical Products, Inc.	860	53,784
Vascular Solutions, Inc. (a)	3,038	98,826
VWR Corp. (a)	8,583	232,256
WellCare Health Plans, Inc. (a)	6,434	596,753
West Pharmaceutical Services, Inc.	10,534	730,217
Wright Medical Group NV (a)	13,460	223,436
Zafgen, Inc. (a)	2,989	19,967
Zeltiq Aesthetics, Inc. (a)	5,066	137,593

		28,959,302
Household Goods & Home Construction — 1.9%
ACCO Brands Corp. (a)	16,442	147,649
Bassett Furniture Industries, Inc.	1,739	55,405
Beazer Homes USA, Inc. (a)	4,476	39,031
Blount International, Inc. (a)	7,135	71,207
Briggs & Stratton Corp.	6,373	152,442
Cavco Industries, Inc. (a)	1,393	130,190
Central Garden and Pet Co., Class A (a)	6,265	102,057
Compx International, Inc.	1,034	10,857
Comstock Holdings Cos., Inc. (a)	1,729	3,095
Dixie Group, Inc. (a)	2,900	12,209
Edgewell Personal Care Co.	9,133	735,480
Energizer Holdings, Inc.	9,214	373,259
Ethan Allen Interiors, Inc.	3,943	125,466
Flexsteel Industries, Inc.	965	42,151
Forward Industries, Inc. (a)	2,823	3,642
Herman Miller, Inc.	8,604	265,778
HNI Corp.	6,427	251,746

Common Stocks	Shares	Value
Household Goods & Home Construction (continued)
Hooker Furniture Corp.	1,876	$61,627
Hovnanian Enterprises, Inc., Class A (a)	21,351	33,308
Interface, Inc.	9,610	178,169
iRobot Corp. (a)	4,579	161,639
Jarden Corp. (a)	31,187	1,838,474
KB Home	13,093	186,968
Knoll, Inc.	7,374	159,647
La-Z-Boy, Inc.	7,437	198,865
LGI Homes, Inc. (a)	2,469	59,774
Libbey, Inc.	3,627	67,462
Lifetime Brands, Inc.	2,050	30,893
M/I Homes, Inc. (a)	4,013	74,842
Manitowoc Foodservice, Inc. (a)	19,950	294,063
MDC Holdings, Inc.	5,655	141,714
Meritage Homes Corp. (a)	5,485	199,983
National Presto Industries, Inc.	790	66,155
NVR, Inc. (a)	560	970,144
Oil-Dri Corp. of America	1,129	38,138
Scotts Miracle-Gro Co., Class A	7,005	509,754
Select Comfort Corp. (a)	7,541	146,220
Spectrum Brands Holdings, Inc.	4,044	441,928
Steelcase, Inc., Class A	12,921	192,781
Taylor Morrison Home Corp., Class A (a)	5,375	75,895
Tempur Sealy International, Inc. (a)	9,200	559,268
Toll Brothers, Inc. (a)	24,649	727,392
TRI Pointe Homes, Inc. (a)	22,019	259,384
Tupperware Brands Corp.	7,258	420,819
Virco Manufacturing Corp. (a)	5,315	16,370
Wayfair, Inc., Class A (a)(b)	3,640	157,321
WCI Communities, Inc. (a)	3,484	64,733
WD-40 Co.	2,030	219,260
William Lyon Homes, Class A (a)	3,017	43,716

		11,118,370
Industrial Engineering — 2.7%
Accuride Corp. (a)	6,798	10,537
AGCO Corp.	10,869	540,189
Alamo Group, Inc.	1,409	78,495
Albany International Corp., Class A	4,299	161,599
Altra Industrial Motion Corp.	4,066	112,953
American Railcar Industries, Inc. (b)	1,354	55,148
Astec Industries, Inc.	2,723	127,082
Babcock & Wilcox Enterprises, Inc. (a)	8,137	174,132
Broadwind Energy, Inc. (a)	4,880	14,689
Ceco Environmental Corp.	4,277	26,560
Chicago Rivet & Machine Co.	494	11,905
CIRCOR International, Inc.	2,547	118,155
CLARCOR, Inc.	7,773	449,202

12	QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2016

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Industrial Engineering (continued)
Colfax Corp. (a)	14,850	$424,562
Columbus McKinnon Corp.	2,933	46,224
Commercial Vehicle Group, Inc. (a)	5,294	14,029
Crane Co.	7,274	391,778
Donaldson Co., Inc.	18,884	602,588
Douglas Dynamics, Inc.	3,445	78,925
Dynamic Materials Corp.	2,800	18,144
Energy Recovery, Inc. (a)	5,232	54,099
EnPro Industries, Inc.	3,380	194,958
Federal Signal Corp.	9,098	120,640
Franklin Electric Co., Inc.	5,460	175,648
FreightCar America, Inc.	1,751	27,281
GATX Corp.	6,015	285,713
Gorman-Rupp Co.	2,838	73,589
Graco, Inc.	8,356	701,570
Graham Corp.	1,902	37,869
Greenbrier Cos., Inc.	3,912	108,128
H&E Equipment Services, Inc.	4,783	83,846
Horizon Global Corp. (a)	3,297	41,476
Hurco Cos., Inc.	1,373	45,295
Hyster-Yale Materials Handling, Inc.	1,367	91,042
IDEX Corp.	11,581	959,833
John Bean Technologies Corp.	4,305	242,845
Joy Global, Inc.	13,737	220,754
Kadant, Inc.	1,829	82,598
Kennametal, Inc.	11,461	257,758
Key Technology, Inc. (a)	998	6,806
Kimball International, Inc., Class B	5,240	59,474
Lincoln Electric Holdings, Inc.	10,163	595,247
Lindsay Corp. (b)	1,728	123,742
Lydall, Inc. (a)	2,799	91,023
Manitex International, Inc. (a)(b)	2,717	14,210
Manitowoc Co., Inc.	19,950	86,384
Materion Corp.	3,097	82,009
Meritor, Inc. (a)	14,359	115,734
MFRI, Inc. (a)	1,937	13,559
Middleby Corp. (a)	8,715	930,501
Miller Industries, Inc.	2,019	40,945
MSA Safety, Inc.	4,681	226,326
Mueller Industries, Inc.	8,443	248,393
NACCO Industries, Inc., Class A	799	45,871
Navistar International Corp. (a)(b)	9,906	124,023
NN, Inc.	4,181	57,196
Nordson Corp.	8,370	636,455
Oshkosh Corp.	11,508	470,332
Paylocity Holding Corp. (a)	2,829	92,621
Proto Labs, Inc. (a)	3,660	282,149
Spartan Motors, Inc.	7,892	31,173
SPX Corp.	5,860	88,017
SPX FLOW, Inc. (a)	5,860	146,969
Standex International Corp.	1,909	148,539
Sun Hydraulics Corp.	3,481	115,534

Common Stocks	Shares	Value
Industrial Engineering (continued)
Tennant Co.	2,625	$135,135
Terex Corp.	16,794	417,835
Timken Co.	11,346	379,978
TimkenSteel Corp.	5,808	52,853
Toro Co.	8,388	722,375
Trinity Industries, Inc.	22,496	411,902
Twin Disc, Inc.	1,831	18,548
Wabash National Corp. (a)	10,252	135,326
Wabtec Corp.	14,533	1,152,322
Woodward, Inc.	8,682	451,638

		16,012,982
Industrial Metals & Mining — 0.6%
AK Steel Holding Corp. (a)	28,196	116,449
Allegheny Technologies, Inc.	15,897	259,121
Ampco-Pittsburgh Corp.	1,955	27,194
Carpenter Technology Corp.	7,069	241,972
Century Aluminum Co. (a)	7,937	55,956
Cliffs Natural Resources, Inc. (a)(b)	20,973	62,919
Commercial Metals Co.	16,716	283,671
Friedman Industries, Inc.	2,787	15,106
Handy & Harman Ltd. (a)	780	21,333
Haynes International, Inc.	2,039	74,424
Kaiser Aluminum Corp.	2,591	219,043
McEwen Mining, Inc.	43,669	82,098
Olympic Steel, Inc.	1,597	27,644
Reliance Steel & Aluminum Co.	10,768	745,038
Steel Dynamics, Inc.	35,590	801,131
Synalloy Corp.	2,147	17,004
United States Steel Corp.	21,089	338,478
Universal Stainless & Alloy Products, Inc. (a)	1,302	13,267
Uranium Energy Corp. (a)	19,733	14,760
Worthington Industries, Inc.	6,908	246,201

		3,662,809
Industrial Transportation — 1.3%
Air Lease Corp.	14,293	459,091
Air Transport Services Group, Inc. (a)	8,433	129,700
Aircastle Ltd.	9,055	201,383
ArcBest Corp.	3,519	75,975
Ardmore Shipping Corp.	4,637	39,183
Atlas Air Worldwide Holdings, Inc. (a)	3,769	159,316
CAI International, Inc. (a)	2,930	28,304
Celadon Group, Inc.	4,175	43,754
Covenant Transportation Group, Inc., Class A (a)	2,275	55,032
Echo Global Logistics, Inc. (a)	4,008	108,857
Forward Air Corp.	4,502	204,031
FRP Holdings, Inc. (a)	1,209	43,040
Genco Shipping & Trading, Ltd. (a)	1,779	1,139

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2016	13

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Industrial Transportation (continued)
Genesee & Wyoming, Inc., Class A (a)	8,719	$546,681
Heartland Express, Inc.	9,094	168,694
Hub Group, Inc., Class A (a)	5,287	215,657
Kirby Corp. (a)	8,071	486,601
Knight Transportation, Inc.	8,854	231,532
Landstar System, Inc.	6,672	431,078
Macquarie Infrastructure Corp.	11,196	755,058
Marten Transport Ltd.	3,567	66,774
Matson, Inc.	6,683	268,456
Old Dominion Freight Line, Inc. (a)	10,627	739,852
PAM Transportation Services, Inc. (a)	659	20,297
Patriot Transportation Holding, Inc. (a)	627	12,678
PHH Corp. (a)	7,484	93,849
Rand Logistics, Inc. (a)	5,032	4,780
Roadrunner Transportation Systems, Inc. (a)	4,706	58,637
Saia, Inc. (a)	3,715	104,577
Swift Transportation Co. (a)	13,364	248,971
TAL International Group, Inc. (a)	4,790	73,958
Teekay Corp.	6,907	59,815
Textainer Group Holdings Ltd. (b)	3,736	55,442
Universal Truckload Services, Inc.	1,233	20,308
USA Truck, Inc. (a)	1,622	30,559
Werner Enterprises, Inc.	6,158	167,251
Wesco Aircraft Holdings, Inc. (a)	7,931	114,127
Willis Lease Finance Corp. (a)	1,351	29,168
World Fuel Services Corp.	10,630	516,405
XPO Logistics, Inc. (a)(b)	13,650	419,055
YRC Worldwide, Inc. (a)	4,920	45,854

		7,534,919
Leisure Goods — 0.8%
Arctic Cat, Inc.	2,143	36,002
Black Diamond, Inc. (a)	4,738	21,416
Brunswick Corp.	13,523	648,833
Callaway Golf Co.	12,565	114,593
Drew Industries, Inc.	3,649	235,215
DTS, Inc. (a)	2,922	63,641
Eastman Kodak Co. (a)	6,958	75,494
Escalade, Inc.	2,070	24,364
Fitbit, Inc., Series A (a)(b)	8,249	124,972
Glu Mobile, Inc. (a)	17,785	50,154
GoPro, Inc., Class A (a)(b)	11,137	133,198
LeapFrog Enterprises, Inc. (a)	19,621	19,523
Malibu Boats, Inc. (a)	3,744	61,402
Marine Products Corp.	2,700	20,493
Nautilus, Inc. (a)	4,821	93,142
Polaris Industries, Inc.	9,046	890,850
Pool Corp.	6,307	553,376
Skullcandy, Inc. (a)	3,869	13,774

Common Stocks	Shares	Value
Leisure Goods (continued)
Take-Two Interactive Software, Inc. (a)	12,772	$481,121
Thor Industries, Inc.	7,042	449,068
TiVo, Inc. (a)	15,413	146,578
Universal Electronics, Inc. (a)	2,235	138,548
Vista Outdoor, Inc. (a)	9,401	488,006
Winnebago Industries, Inc.	4,162	93,437

		4,977,200
Life Insurance — 0.3%
American Equity Investment Life Holding Co.	11,676	196,157
AMERISAFE, Inc.	3,104	163,084
Atlantic American Corp.	2,927	13,025
Citizens, Inc. (a)(b)	8,213	59,462
CNO Financial Group, Inc.	28,309	507,297
eHealth, Inc. (a)	2,920	27,419
Employers Holdings, Inc.	4,842	136,254
FBL Financial Group, Inc., Class A	1,432	88,097
Genworth Financial, Inc., Class A (a)	72,971	199,211
Independence Holding Co.	1,686	26,841
National Western Life Group, Inc.	341	78,645
Phoenix Cos., Inc. (a)	1,041	38,350
Primerica, Inc.	7,153	318,523

		1,852,365
Media — 4.5%
Acxiom Corp. (a)	11,802	253,035
AH Belo Corp.	3,599	17,311
AMC Networks, Inc., Class A (a)	9,120	592,253
Ascent Capital Group, Inc., Class A (a)	2,129	31,530
Avid Technology, Inc. (a)	5,767	38,985
Bankrate, Inc. (a)	8,691	79,696
Beasley Broadcasting Group, Inc., Class A	784	2,752
Cable One, Inc.	666	291,129
Charter Communications, Inc., Class A (a)	11,467	2,321,265
Clear Channel Outdoor Holdings, Inc., Class A	5,624	26,433
ComScore, Inc. (a)	7,063	212,173
Crown Media Holdings, Inc., Class A (a)	5,416	27,513
CSS Industries, Inc.	1,461	40,806
CTN Media Group, Inc. (a)	50	—
Cumulus Media, Inc., Class A (a)	25,485	11,833
DISH Network Corp., Class A (a)	33,879	1,567,243
Dolby Laboratories, Inc., Class A	7,942	345,159
DreamWorks Animation SKG, Inc., Class A (a)	10,491	261,750

14	QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2016

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Media (continued)
Emmis Communications Corp., Class A (a)	10,615	$6,173
Entercom Communications Corp., Class A (a)	4,346	45,981
Entravision Communications Corp., Class A	8,669	64,497
EW Scripps Co.	8,572	133,637
FactSet Research Systems, Inc.	6,242	945,850
Gannett Co., Inc.	16,769	253,883
Global Eagle Entertainment, Inc. (a)	7,875	67,095
Graham Holdings Co., Class B	660	316,800
Gray Television, Inc. (a)	10,007	117,282
Groupon, Inc. (a)	63,105	251,789
Harte-Hanks, Inc.	6,749	17,075
IHS, Inc., Class A (a)	10,288	1,277,358
John Wiley & Sons, Inc., Class A	7,267	355,284
Journal Media Group, Inc.	2,853	34,122
Lamar Advertising Co., Class A	12,357	759,956
Lee Enterprises, Inc. (a)	12,326	22,187
Liberty Global PLC, Class A (a)	38,353	1,476,591
Liberty Global PLC, Class C (a)	87,138	3,272,903
Liberty Global PLC LiLAC, Class A (a)	2,538	88,982
Liberty Global PLC LiLAC, Class C (a)	4,805	182,013
Liberty Interactive Corp QVC Group, Series A (a)	69,441	1,753,385
Liberty Media Corp., Class A (a)	15,426	595,906
Liberty Media Corp., Class C (a)	29,557	1,125,826
Liberty Ventures, Series A (a)	20,640	807,437
Lions Gate Entertainment Corp.	14,068	307,386
Live Nation Entertainment, Inc. (a)	21,752	485,287
Marchex, Inc., Class B	5,246	23,345
McClatchy Co., Class A (a)	10,903	11,448
Media General, Inc. (a)	14,375	234,456
Meredith Corp.	5,493	260,918
Morningstar, Inc.	2,699	238,241
MSG Networks, Inc., Class A (a)	9,210	159,241
National CineMedia, Inc.	9,730	147,993
New Media Investment Group, Inc.	6,330	105,331
New York Times Co., Class A	18,334	228,442
Nexstar Broadcasting Group, Inc., Class A	4,695	207,848
Outfront Media, Inc.	20,371	429,828
Pandora Media, Inc. (a)	29,602	264,938
QuinStreet, Inc. (a)	7,427	25,400
Quotient Technology, Inc. (a)(b)	10,529	111,607
Remark Media, Inc. (a)(b)	1,421	6,721
RetailMeNot, Inc. (a)	5,483	43,919
Rubicon Project, Inc. (a)	3,761	68,751
Saga Communications, Inc., Class A	1,046	41,903

Common Stocks	Shares	Value
Media (continued)
Scholastic Corp.	3,775	$141,072
Sinclair Broadcast Group, Inc., Class A	10,372	318,939
Sirius XM Holdings, Inc. (a)	329,459	1,301,363
Sizmek, Inc. (a)	3,896	11,298
Spanish Broadcasting System, Inc. (a)	1,474	4,938
SPAR Group, Inc. (a)	3,165	3,070
Starz, Class A (a)	12,237	322,200
TechTarget, Inc. (a)	3,655	27,120
TheStreet, Inc.	16,585	20,565
Time, Inc.	15,923	245,851
Tribune Media Co., Class A	11,990	459,817
Tribune Publishing Co.	3,616	27,916
TubeMogul, Inc. (a)(b)	2,942	38,069
Value Line, Inc.	1,830	29,335
WebMD Health Corp. (a)	5,811	363,943
XO Group, Inc. (a)	4,167	66,880
Yelp, Inc. (a)	8,383	166,654

		27,044,911
Mining — 0.3%
Cloud Peak Energy, Inc. (a)	9,192	17,924
Coeur Mining, Inc. (a)	20,713	116,407
Compass Minerals International, Inc.	5,190	367,763
CONSOL Energy, Inc.	34,380	388,150
Fairmount Santrol Holdings, Inc. (a)	16,732	41,997
General Moly, Inc. (a)	21,436	7,282
Gold Resource Corp.	2,918	6,799
Golden Minerals Co. (a)(b)	9,302	4,186
Hecla Mining Co.	58,333	162,166
Peabody Energy Corp. (b)	2,763	6,410
Pershing Gold Corp. (a)(b)	2,249	8,884
Royal Gold, Inc.	9,624	493,615
Solitario Exploration & Royalty Corp. (a)	15,315	7,198
Stillwater Mining Co. (a)	18,398	195,939
SunCoke Energy, Inc.	9,743	63,329
U.S. Silica Holdings, Inc.	7,972	181,124
Westmoreland Coal Co. (a)(b)	3,275	23,613

		2,092,786
Mobile Telecommunications — 0.9%
Atlantic Tele-Network, Inc.	1,577	119,584
Globalstar, Inc. (a)	39,879	58,622
Iridium Communications, Inc. (a)	12,372	97,368
NII Holdings, Inc. (a)	14,857	82,159
NTELOS Holdings Corp. (a)	3,146	28,943
ORBCOMM, Inc. (a)	10,768	109,080
PDV Wireless, Inc. (a)(b)	1,832	62,911

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2016	15

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Mobile Telecommunications (continued)
SBA Communications Corp., Class A (a)	19,001	$1,903,330
Shenandoah Telecommunications Co.	6,758	180,777
Spok Holdings, Inc.	3,740	65,487
Sprint Corp. (a)(b)	116,574	405,678
T-Mobile U.S., Inc. (a)	41,537	1,590,867
Telephone & Data Systems, Inc.	14,543	437,599
Towerstream Corp. (a)	15,223	1,828
United States Cellular Corp. (a)	1,710	78,130

		5,222,363
Nonlife Insurance — 3.7%
Alleghany Corp. (a)	2,371	1,176,490
Allied World Assurance Co. Holdings AG	13,854	484,059
Ambac Financial Group, Inc. (a)	6,380	100,804
American Financial Group, Inc.	10,754	756,759
American National Insurance Co.	1,391	160,661
AmTrust Financial Services, Inc.	12,162	314,753
Arch Capital Group Ltd. (a)	18,353	1,304,898
Argo Group International Holdings Ltd.	4,152	238,283
Arthur J Gallagher & Co.	26,528	1,179,965
Aspen Insurance Holdings Ltd.	9,312	444,182
Assured Guaranty Ltd.	21,658	547,947
Axis Capital Holdings Ltd.	14,521	805,335
Baldwin & Lyons, Inc., Class B	2,261	55,643
Brown & Brown, Inc.	17,387	622,455
CNA Financial Corp.	4,047	130,232
Donegal Group, Inc., Class A	2,337	33,606
EMC Insurance Group, Inc.	1,652	42,374
Endurance Specialty Holdings Ltd.	9,278	606,225
Enstar Group Ltd. (a)	1,736	282,239
Erie Indemnity Co., Class A	3,611	335,787
Everest Re Group Ltd.	6,459	1,275,200
Federated National Holding Co.	2,537	49,877
First Acceptance Corp. (a)	8,599	15,478
First American Financial Corp.	16,507	629,082
Global Indemnity PLC (a)	1,701	52,952
Greenlight Capital Re Ltd. (a)	5,039	109,800
Hanover Insurance Group, Inc.	6,561	591,933
HCI Group, Inc.	1,768	58,874
Heritage Insurance Holdings, Inc.	4,282	68,384
Hilltop Holdings, Inc. (a)	12,181	229,977
Horace Mann Educators Corp.	6,108	193,563
Infinity Property & Casualty Corp.	1,707	137,414
Kemper Corp.	7,077	209,267
Maiden Holdings Ltd.	8,614	111,465
Markel Corp. (a)	2,090	1,863,381
MBIA, Inc. (a)	21,248	188,045
Mercury General Corp.	3,553	197,192
National General Holdings Corp.	9,047	195,325

Common Stocks	Shares	Value
Nonlife Insurance (continued)
National Interstate Corp.	1,300	$38,896
Navigators Group, Inc. (a)	1,797	150,714
Old Republic International Corp.	36,839	673,417
OneBeacon Insurance Group Ltd.	3,598	45,803
Prism Technologies Group, Inc. (a)	1,044	313
ProAssurance Corp.	7,994	404,496
Reinsurance Group of America, Inc.	9,957	958,361
RenaissanceRe Holdings Ltd.	6,409	767,990
RLI Corp.	5,503	367,931
Safety Insurance Group, Inc.	2,336	133,292
Selective Insurance Group, Inc.	8,303	303,973
State Auto Financial Corp.	2,450	54,047
State National Cos., Inc.	5,202	65,545
Third Point Reinsurance Ltd. (a)	9,561	108,709
United Fire Group, Inc.	3,306	144,869
United Insurance Holdings Corp.	3,080	59,167
Universal Insurance Holdings, Inc.	4,997	88,947
Validus Holdings Ltd.	12,433	586,713
W.R. Berkley Corp.	14,911	837,998
White Mountains Insurance Group Ltd.	855	686,223

		22,277,310
Oil & Gas Producers — 1.9%
Abraxas Petroleum Corp. (a)	16,317	16,480
Adams Resources & Energy, Inc.	460	18,391
Alon USA Energy, Inc.	4,552	46,977
Approach Resources, Inc. (a)	5,719	6,634
Barnwell Industries, Inc. (a)	4,904	8,043
Bill Barrett Corp. (a)	7,950	49,449
Bonanza Creek Energy, Inc. (a)	6,854	10,898
C&J Energy Services Ltd. (a)(b)	7,389	10,418
California Resources Corp.	46,267	47,655
Callon Petroleum Co. (a)	10,595	93,766
Carrizo Oil & Gas, Inc. (a)	8,650	267,458
Cheniere Energy, Inc. (a)	35,665	1,206,547
Clayton Williams Energy, Inc. (a)	984	8,777
Cobalt International Energy, Inc. (a)	50,294	149,373
Comstock Resources, Inc. (a)(b)	7,198	5,510
Contango Oil & Gas Co. (a)	3,254	38,365
Continental Resources, Inc. (a)	12,172	369,542
CVR Energy, Inc.	2,373	61,935
Dawson Geophysical Co. (a)	5,308	24,258
Delek U.S. Holdings, Inc.	8,207	125,075
Denbury Resources, Inc.	51,927	115,278
Diamondback Energy, Inc. (a)	10,779	831,923
Eclipse Resources Corp. (a)(b)	7,534	10,849
Energen Corp.	14,564	532,897
Energy XXI Bermuda Ltd. (b)	15,824	9,857
EP Energy Corp., Class A (a)(b)	5,570	25,176
Era Group, Inc. (a)	2,473	23,197

16	QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2016

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Oil & Gas Producers (continued)
Evolution Petroleum Corp.	5,834	$28,353
EXCO Resources, Inc. (a)(b)	28,887	28,572
Gastar Exploration, Inc. (a)	14,658	16,124
Gulfport Energy Corp. (a)	18,469	523,411
Halcon Resources Corp. (a)(b)	12,564	12,075
Harvest Natural Resources, Inc. (a)	9,380	5,656
HollyFrontier Corp.	27,229	961,728
Houston American Energy Corp. (a)	5,104	1,072
Isramco, Inc. (a)(b)	299	24,428
Kosmos Energy Ltd. (a)	21,898	127,446
Laredo Petroleum, Inc. (a)(b)	18,495	146,665
Magellan Petroleum Corp. (a)	3,259	3,454
Matador Resources Co. (a)	11,961	226,781
Memorial Resource Development Corp. (a)	14,621	148,842
Nabors Industries Ltd.	42,757	393,364
Northern Oil and Gas, Inc. (a)(b)	8,538	34,067
Oasis Petroleum, Inc. (a)	26,353	191,850
Pacific Ethanol, Inc. (a)	3,564	16,679
Panhandle Oil and Gas, Inc.	3,171	54,890
Parsley Energy, Inc., Class A (a)	16,668	376,697
PBF Energy, Inc., Class A	14,864	493,485
PDC Energy, Inc. (a)	6,819	405,390
PetroQuest Energy, Inc. (a)	11,732	7,108
Pioneer Energy Services Corp. (a)	10,165	22,363
QEP Resources, Inc.	28,652	404,280
Resolute Energy Corp. (a)	26,413	13,471
Rex Energy Corp. (a)(b)	7,757	5,960
Ring Energy, Inc. (a)	4,792	24,200
RSP Permian, Inc. (a)	11,114	322,751
Sanchez Energy Corp. (a)	8,884	48,773
SemGroup Corp., Class A	6,506	145,734
SM Energy Co.	10,043	188,206
Stone Energy Corp. (a)	8,544	6,750
Syntroleum Corp. (a)	2,214	—
Targa Resources Corp.	24,424	729,301
Torchlight Energy Resources, Inc. (a)(b)	5,009	3,557
Trecora Resources (a)	2,960	28,475
Triangle Petroleum Corp. (a)(b)	11,728	6,360
Ultra Petroleum Corp. (a)	23,153	11,530
VAALCO Energy, Inc. (a)	10,701	10,059
W&T Offshore, Inc. (a)(b)	5,629	12,327
Warren Resources, Inc. (a)	25,482	4,347
Western Refining, Inc.	10,390	302,245
Whiting Petroleum Corp. (a)	30,214	241,108
WPX Energy, Inc. (a)	34,447	240,784
Zion Oil & Gas, Inc. (a)	14,230	25,045

		11,140,491
Oil Equipment, Services & Distribution — 1.3%
Archrock, Inc.	10,345	82,760

Common Stocks	Shares	Value
Oil Equipment, Services & Distribution (continued)
Atwood Oceanics, Inc.	8,556	$78,459
Basic Energy Services, Inc. (a)(b)	7,015	19,361
Bristow Group, Inc.	5,197	98,327
CARBO Ceramics, Inc. (b)	2,969	42,160
Chart Industries, Inc. (a)	4,432	96,263
Core Laboratories NV	6,288	706,834
Dakota Plains Holdings, Inc. (a)	17,287	1,573
Dril-Quip, Inc. (a)	5,798	351,127
Ensco PLC, Class A	35,413	367,233
Exterran Corp. (a)	5,172	79,959
Flotek Industries, Inc. (a)	8,081	59,234
Forum Energy Technologies, Inc. (a)	10,079	133,043
Frank’s International NV	5,565	91,711
Geospace Technologies Corp. (a)	2,032	25,075
Glori Energy, Inc. (a)	7,230	1,432
Gulf Island Fabrication, Inc.	2,513	19,727
Gulfmark Offshore, Inc., Class A (a)	4,514	27,851
Helix Energy Solutions Group, Inc. (a)	14,959	83,770
Hornbeck Offshore Services, Inc. (a)	5,026	49,908
ION Geophysical Corp. (a)	1,418	11,457
Key Energy Services, Inc. (a)	21,036	7,771
Matrix Service Co. (a)	4,118	72,889
McDermott International, Inc. (a)	35,472	145,080
Mitcham Industries, Inc. (a)	4,047	12,384
MRC Global, Inc. (a)	15,474	203,328
Natural Gas Services Group, Inc. (a)	2,730	59,050
Newpark Resources, Inc. (a)	13,319	57,538
Noble Corp. PLC	35,223	364,558
NOW, Inc. (a)	16,086	285,044
Oceaneering International, Inc.	14,456	480,517
OGE Energy Corp.	30,032	859,816
Oil States International, Inc. (a)	7,588	239,174
Par Pacific Holdings, Inc. (a)	3,939	73,896
Parker Drilling Co. (a)	19,733	41,834
Patterson-UTI Energy, Inc.	21,569	380,046
PHI, Inc. (a)	1,452	27,428
Rowan Cos. PLC, Class A	18,179	292,682
RPC, Inc.	9,161	129,903
SEACOR Holdings, Inc. (a)	2,530	137,758
Seventy Seven Energy, Inc. (a)	11,269	6,537
Superior Energy Services, Inc.	22,046	295,196
Tesco Corp.	6,257	53,873
TETRA Technologies, Inc. (a)	12,273	77,934
Tidewater, Inc.	6,879	46,984
Unit Corp. (a)	7,562	66,621
Weatherford International PLC (a)	132,004	1,026,991

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2016	17

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Oil Equipment, Services & Distribution (continued)
Willbros Group, Inc. (a)	9,067	$19,313

		7,891,409
Personal Goods — 1.2%
Avon Products, Inc.	62,759	301,871
Carter’s, Inc.	7,990	841,986
Cherokee, Inc. (a)	1,956	34,797
Columbia Sportswear Co.	4,523	271,787
Coty, Inc., Class A (b)	12,349	343,673
Crocs, Inc. (a)	11,409	109,755
Culp, Inc.	1,628	42,686
Deckers Outdoor Corp. (a)	4,841	290,024
Elizabeth Arden, Inc. (a)(b)	4,198	34,382
Fossil Group, Inc. (a)	6,075	269,851
G-III Apparel Group Ltd. (a)	5,912	289,038
Helen of Troy Ltd. (a)	4,169	432,284
Iconix Brand Group, Inc. (a)	7,394	59,522
Inter Parfums, Inc.	2,513	77,652
Kate Spade & Co. (a)	19,026	485,544
Lakeland Industries, Inc. (a)	2,101	25,779
lululemon athletica, Inc. (a)	16,867	1,142,065
Movado Group, Inc.	2,476	68,164
Nu Skin Enterprises, Inc., Class A	8,367	320,038
Orchids Paper Products Co.	1,530	42,090
Oxford Industries, Inc.	2,185	146,898
Perry Ellis International, Inc. (a)	2,072	38,146
Revlon, Inc., Class A (a)	1,899	69,143
Rocky Brands, Inc.	1,306	16,638
Sequential Brands Group, Inc. (a)	4,739	30,282
Skechers U.S.A., Inc., Class A (a)	19,809	603,184
Steven Madden Ltd. (a)	8,495	314,655
Tumi Holdings, Inc. (a)	8,676	232,690
Unifi, Inc. (a)	2,485	56,931
Vera Bradley, Inc. (a)	3,075	62,545
Vince Holding Corp. (a)	2,265	14,337
Weyco Group, Inc.	1,357	36,123
Wolverine World Wide, Inc.	15,101	278,160

		7,382,720
Pharmaceuticals & Biotechnology — 5.0%
ACADIA Pharmaceuticals, Inc. (a)	13,397	374,580
Accelerate Diagnostics, Inc. (a)(b)	3,723	53,500
Acceleron Pharma, Inc. (a)	5,084	134,167
AcelRx Pharmaceuticals, Inc. (a)	6,998	21,554
Achillion Pharmaceuticals, Inc. (a)	17,165	132,514
Aclaris Therapeutics, Inc. (a)	273	5,173
Acorda Therapeutics, Inc. (a)	6,291	166,397
Acura Pharmaceuticals, Inc. (a)	3,204	9,067
Adamas Pharmaceuticals, Inc. (a)	2,439	35,268
Adamis Pharmaceuticals Corp. (a)(b)	4,970	30,466
Aduro Biotech, Inc. (a)	520	6,661
Advaxis, Inc. (a)(b)	4,185	37,791

Common Stocks	Shares	Value
Pharmaceuticals & Biotechnology (continued)
Aegerion Pharmaceuticals, Inc. (a)	4,608	$17,050
Aerie Pharmaceuticals, Inc. (a)	4,225	51,376
Affymetrix, Inc. (a)	11,994	168,036
Agenus, Inc. (a)	11,520	47,923
Agios Pharmaceuticals, Inc. (a)	3,858	156,635
Aimmune Therapeutics, Inc. (a)	856	11,607
Akebia Therapeutics, Inc. (a)	5,628	50,708
Akorn, Inc. (a)	12,104	284,807
Albany Molecular Research, Inc. (a)	4,097	62,643
Alder Biopharmaceuticals, Inc. (a)	3,889	95,242
Aldeyra Therapeutics, Inc. (a)	2,978	12,478
Alimera Sciences, Inc. (a)(b)	7,469	13,071
Alkermes PLC (a)	22,579	771,976
Alnylam Pharmaceuticals, Inc. (a)	11,123	698,191
AMAG Pharmaceuticals, Inc. (a)	5,495	128,583
Amicus Therapeutics, Inc. (a)	17,896	151,221
Amphastar Pharmaceuticals, Inc. (a)	5,565	66,780
Ampio Pharmaceuticals, Inc. (a)(b)	8,902	20,029
Anacor Pharmaceuticals, Inc. (a)	6,452	344,859
Anavex Life Sciences Corp. (a)	3,648	17,875
ANI Pharmaceuticals, Inc. (a)	1,215	40,897
Anthera Pharmaceuticals, Inc. (a)	5,522	19,990
Applied Genetic Technologies Corp. (a)	2,151	30,071
Apricus Biosciences, Inc. (a)(b)	12,376	7,190
Aquinox Pharmaceuticals, Inc. (a)	895	7,894
Aratana Therapeutics, Inc. (a)	4,787	26,424
Arena Pharmaceuticals, Inc. (a)	36,143	71,202
Ariad Pharmaceuticals, Inc. (a)	28,457	181,840
ArQule, Inc. (a)	14,883	23,813
Array BioPharma, Inc. (a)	20,224	59,661
Arrowhead Research Corp. (a)(b)	9,457	45,583
Assembly Biosciences, Inc. (a)	2,704	13,574
Atara Biotherapeutics, Inc. (a)	2,508	47,727
Athersys, Inc. (a)(b)	16,987	38,221
Avalanche Biotechnologies, Inc. (a)	2,724	14,083
AVEO Pharmaceuticals, Inc. (a)	13,305	12,241
Bio-Path Holdings, Inc. (a)	16,724	43,315
Bio-Techne Corp.	5,650	534,038
BioCryst Pharmaceuticals, Inc. (a)	10,728	30,360
BioDelivery Sciences International, Inc. (a)(b)	8,009	25,869
BioMarin Pharmaceutical, Inc. (a)	24,231	1,998,573
Biospecifics Technologies Corp. (a)	943	32,835
Biota Pharmaceuticals, Inc. (a)	9,180	13,770
Biotime, Inc. (a)(b)	9,573	27,475
Bluebird Bio, Inc. (a)	5,386	228,905
Calithera Biosciences, Inc. (a)(b)	2,540	14,427
Capricor Therapeutics, Inc. (a)	1,665	4,229
Cara Therapeutics, Inc. (a)	1,704	10,599

18	QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2016

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Pharmaceuticals & Biotechnology (continued)
Carbylan Therapeutics, Inc. (a)	3,615	$2,326
CASI Pharmaceuticals, Inc. (a)	7,740	8,204
Catalent, Inc. (a)	14,925	398,050
Catalyst Pharmaceutical, Inc. (a)	12,442	14,557
CEL-SCI Corp. (a)	21,543	11,413
Celator Pharmaceuticals, Inc. (a)	3,216	35,472
Celldex Therapeutics, Inc. (a)	14,541	54,965
Cellular Biomedicine Group, Inc. (a)(b)	1,597	29,784
Cempra, Inc. (a)	6,547	114,703
Cerus Corp. (a)	15,994	94,844
Charles River Laboratories International, Inc. (a)	7,089	538,339
Chiasma, Inc. (a)	321	2,940
Chimerix, Inc. (a)	6,230	31,835
Cleveland BioLabs, Inc. (a)(b)	2,800	7,084
Clovis Oncology, Inc. (a)	4,926	94,579
Coherus Biosciences, Inc. (a)	1,824	38,724
Collegium Pharmaceutical, Inc. (a)	1,959	35,556
Concert Pharmaceuticals, Inc. (a)	2,663	36,377
ContraVir Pharmaceuticals, Inc. (a)(b)	5,453	6,598
Corbus Pharmaceuticals Holdings, Inc. (a)	6,152	11,135
Corcept Therapeutics, Inc. (a)	12,029	56,296
CorMedix, Inc. (a)(b)	7,588	20,108
CTI BioPharma Corp. (a)	26,414	14,036
Cumberland Pharmaceuticals, Inc. (a)	4,500	20,205
Curis, Inc. (a)	19,155	30,840
Cytokinetics, Inc. (a)	6,535	46,072
CytomX Therapeutics, Inc. (a)	374	4,825
Cytori Therapeutics, Inc. (a)	38,917	8,293
CytRx Corp. (a)(b)	9,758	26,151
Depomed, Inc. (a)	9,157	127,557
Dermira, Inc. (a)	2,843	58,793
Dicerna Pharmaceuticals, Inc. (a)	2,670	14,311
Discovery Laboratories, Inc. (a)	2,806	4,630
Durect Corp. (a)	19,556	26,401
Dyax Corp.	21,860	24,265
Dynavax Technologies Corp. (a)	6,009	115,613
Eagle Pharmaceuticals, Inc. (a)	1,453	58,846
Edge Therapeutics, Inc. (a)	477	4,365
Editas Medicine, Inc. (a)	911	31,466
Egalet Corp. (a)	613	4,205
Eiger Biopharmaceuticals, Inc. (a)	305	5,114
Emergent Biosolutions, Inc. (a)	4,498	163,502
Enanta Pharmaceuticals, Inc. (a)	2,059	60,473
Endocyte, Inc. (a)	7,477	23,179
Enzo Biochem, Inc. (a)	8,028	36,527
Epizyme, Inc. (a)	6,286	76,186
Esperion Therapeutics, Inc. (a)	2,194	37,101
Exact Sciences Corp. (a)	14,395	97,022

Common Stocks	Shares	Value
Pharmaceuticals & Biotechnology (continued)
Exelixis, Inc. (a)	30,516	$122,064
Fate Therapeutics, Inc. (a)	4,030	7,254
Fibrocell Science, Inc. (a)	4,586	11,465
FibroGen, Inc. (a)	7,203	153,352
Five Prime Therapeutics, Inc. (a)	3,699	150,290
Flex Pharma, Inc. (a)	493	5,408
Flexion Therapeutics, Inc. (a)	1,752	16,118
Fortress Biotech, Inc. (a)(b)	6,807	21,102
Foundation Medicine, Inc. (a)	2,028	36,869
Galena Biopharma, Inc. (a)(b)	27,712	37,688
Genocea Biosciences, Inc. (a)	3,917	30,318
Genomic Health, Inc. (a)	2,857	70,768
GenVec, Inc. (a)	8,267	6,666
Geron Corp. (a)	25,126	73,368
Global Blood Therapeutics, Inc. (a)	1,338	21,221
GTx, Inc. (a)	17,845	8,922
Halozyme Therapeutics, Inc. (a)	16,253	153,916
Harvard Bioscience, Inc. (a)	6,840	20,657
Heat Biologics, Inc. (a)(b)	2,991	2,074
Hemispherx Biopharma, Inc. (a)	68,726	9,147
Heron Therapeutics, Inc. (a)(b)	4,649	88,284
Histogenics Corp. (a)(b)	1,354	3,101
Horizon Pharma PLC (a)	21,184	351,019
iBio, Inc. (a)	21,015	11,983
Idera Pharmaceuticals, Inc. (a)(b)	15,546	30,781
Ignyta, Inc. (a)	3,804	25,753
Immune Design Corp. (a)	1,494	19,422
ImmunoGen, Inc. (a)	12,865	109,610
Immunomedics, Inc. (a)	17,696	44,240
Impax Laboratories, Inc. (a)	9,869	316,005
INC Research Holdings, Inc., Class A (a)	4,866	200,528
Incyte Corp. (a)	25,424	1,842,477
Infinity Pharmaceuticals, Inc. (a)	7,013	36,959
Innoviva, Inc. (b)	12,381	155,877
Inotek Pharmaceuticals Corp. (a)	1,292	9,561
Inovio Pharmaceuticals, Inc. (a)(b)	10,866	94,643
Insmed, Inc. (a)	9,141	115,816
Insys Therapeutics, Inc. (a)(b)	3,557	56,876
Intercept Pharmaceuticals, Inc. (a)	2,543	326,699
Intrexon Corp. (a)(b)	7,312	247,804
Invitae Corp. (a)(b)	1,860	19,028
InVivo Therapeutics Holdings Corp. (a)(b)	5,769	40,268
Ionis Pharmaceuticals, Inc. (a)	18,154	735,237
Ironwood Pharmaceuticals, Inc. (a)	19,090	208,845
IsoRay, Inc. (a)	15,938	14,344
Jazz Pharmaceuticals PLC (a)	9,248	1,207,326
Juniper Pharmaceuticals, Inc. (a)	2,517	16,637
Karyopharm Therapeutics, Inc. (a)	3,090	27,563
KemPharm, Inc. (a)	384	5,568

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2016	19

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Pharmaceuticals & Biotechnology (continued)
Keryx Biopharmaceuticals, Inc. (a)(b)	16,183	$75,575
Kite Pharma, Inc. (a)	6,397	293,686
La Jolla Pharmaceutical Co. (a)	2,049	42,845
Lannett Co., Inc. (a)	4,175	74,858
Lexicon Pharmaceuticals, Inc. (a)	6,848	81,834
Ligand Pharmaceuticals, Inc., Class B (a)	2,712	290,428
Lion Biotechnologies, Inc. (a)	7,492	38,059
Loxo Oncology, Inc. (a)	1,133	30,976
Luminex Corp. (a)	5,868	113,839
MacroGenics, Inc. (a)	4,547	85,256
MannKind Corp. (a)(b)	39,844	64,149
Mast Therapeutics, Inc. (a)(b)	15,428	4,227
Medgenics, Inc. (a)	4,609	20,280
Medicines Co. (a)	10,582	336,190
MediciNova, Inc. (a)(b)	4,864	35,702
Medivation, Inc. (a)	24,662	1,133,959
MEI Pharma, Inc. (a)	8,459	10,658
Merrimack Pharmaceuticals, Inc. (a)(b)	15,780	132,079
MiMedx Group, Inc. (a)	15,260	133,372
Minerva Neurosciences, Inc. (a)(b)	1,890	11,605
Mirati Therapeutics, Inc. (a)	1,760	37,664
Momenta Pharmaceuticals, Inc. (a)	9,395	86,810
Myriad Genetics, Inc. (a)	10,099	378,006
NanoString Technologies, Inc. (a)	2,146	32,662
NantKwest, Inc. (a)(b)	344	2,828
Nektar Therapeutics (a)	20,082	276,127
Neothetics, Inc. (a)(b)	1,616	986
Neuralstem, Inc. (a)	17,361	13,021
Neurocrine Biosciences, Inc. (a)	11,665	461,351
NewLink Genetics Corp. (a)	3,137	57,093
Northwest Biotherapeutics, Inc. (a)(b)	7,566	11,046
Novavax, Inc. (a)	39,656	204,625
Omeros Corp. (a)(b)	5,409	82,974
Oncocyte Corp. (a)	477	2,199
OncoMed Pharmaceuticals, Inc. (a)	2,147	21,706
Oncothyreon, Inc. (a)	15,224	19,334
Ophthotech Corp. (a)	4,138	174,913
OPKO Health, Inc. (a)(b)	47,499	493,515
Orexigen Therapeutics, Inc. (a)	18,080	10,174
Organovo Holdings, Inc. (a)(b)	12,913	28,021
Osiris Therapeutics, Inc. (a)	2,766	15,794
Otonomy, Inc. (a)	2,684	40,045
OvaScience, Inc. (a)(b)	3,839	36,432
Pacific Biosciences of California, Inc. (a)	9,227	78,429
Pacira Pharmaceuticals, Inc. (a)	5,481	290,383
Pain Therapeutics, Inc. (a)	8,736	19,481

Common Stocks	Shares	Value
Pharmaceuticals & Biotechnology (continued)
Palatin Technologies, Inc. (a)	23,498	$12,689
Paratek Pharmaceuticals, Inc. (a)	841	12,758
PDL BioPharma, Inc.	23,556	78,441
Peregrine Pharmaceuticals, Inc. (a)	35,720	15,020
Pernix Therapeutics Holdings (a)	7,631	8,013
Pfenex, Inc. (a)	2,551	25,076
PharmAthene, Inc. (a)	14,512	27,428
Portola Pharmaceuticals, Inc. (a)	8,510	173,604
PRA Health Sciences, Inc. (a)	3,027	129,435
Prestige Brands Holdings, Inc. (a)	7,922	422,956
Progenics Pharmaceuticals, Inc. (a)	10,933	47,668
Proteon Therapeutics, Inc. (a)	1,374	10,635
Prothena Corp. PLC (a)	4,746	195,345
Provectus Biopharmaceuticals, Inc. (a)	14,312	5,413
pSivida Corp. (a)	6,822	18,283
PTC Therapeutics, Inc. (a)	4,711	30,339
Puma Biotechnology, Inc. (a)	3,236	95,041
Quintiles Transnational Holdings, Inc. (a)	14,492	943,429
Radius Health, Inc. (a)	5,022	157,892
Raptor Pharmaceutical Corp. (a)	13,164	60,554
Recro Pharma, Inc. (a)	1,103	6,585
REGENXBIO, Inc. (a)	450	4,860
Regulus Therapeutics, Inc. (a)	4,368	30,270
Relypsa, Inc. (a)	4,515	61,178
Rennova Health, Inc. (a)	782	594
Repligen Corp. (a)	5,025	134,770
Repros Therapeutics, Inc. (a)	4,528	4,392
Retrophin, Inc. (a)	4,674	63,847
Revance Therapeutics, Inc. (a)	2,714	47,386
Rexahn Pharmaceuticals, Inc. (a)	44,878	14,814
Rigel Pharmaceuticals, Inc. (a)	16,778	34,898
Sage Therapeutics, Inc. (a)	2,623	84,093
Sagent Pharmaceuticals, Inc. (a)	3,816	46,441
Sangamo Biosciences, Inc. (a)	10,912	66,018
Sarepta Therapeutics, Inc. (a)(b)	5,742	112,084
Sciclone Pharmaceuticals, Inc. (a)	8,444	92,884
Seattle Genetics, Inc. (a)	16,241	569,897
Sequenom, Inc. (a)(b)	22,329	31,484
Seres Therapeutics, Inc. (a)	684	18,167
Sorrento Therapeutics, Inc. (a)(b)	3,786	20,369
Spectrum Pharmaceuticals, Inc. (a)	9,945	63,250
StemCells, Inc. (a)	26,556	6,920
Stemline Therapeutics, Inc. (a)	3,075	14,329
Sucampo Pharmaceuticals, Inc., Class A (a)	3,182	34,779
Sunesis Pharmaceuticals, Inc. (a)	14,059	7,592
Supernus Pharmaceuticals, Inc. (a)	5,391	82,213

20	QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2016

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Pharmaceuticals & Biotechnology (continued)
Synergy Pharmaceuticals, Inc. (a)	14,106	$38,933
Synta Pharmaceuticals Corp. (a)	19,557	4,694
Synthetic Biologics, Inc. (a)(b)	13,497	31,853
Teligent, Inc. (a)	6,994	34,271
Tenax Therapeutics, Inc. (a)(b)	1,873	3,840
Tetraphase Pharmaceuticals, Inc. (a)	6,125	28,359
TG Therapeutics, Inc. (a)	6,103	51,998
TherapeuticsMD, Inc. (a)	21,220	135,808
Theravance Biopharma, Inc. (a)(b)	3,971	74,655
Threshold Pharmaceuticals, Inc. (a)	10,962	5,043
Titan Pharmaceuticals, Inc. (a)(b)	1,364	6,534
Tokai Pharmaceuticals, Inc. (a)(b)	1,487	8,342
Tonix Pharmaceuticals Holding Corp. (a)	1,554	3,745
Tracon Pharmaceuticals, Inc. (a)	1,428	9,982
Trevena, Inc. (a)	5,222	43,186
Trovagene, Inc. (a)(b)	5,524	25,687
Trubion Pharmaceuticals, Inc.	3,113	—
Ultragenyx Pharmaceutical, Inc. (a)	5,133	324,970
United Therapeutics Corp. (a)	6,887	767,418
Vanda Pharmaceuticals, Inc. (a)	6,494	54,290
Verastem, Inc. (a)	5,333	8,426
Versartis, Inc. (a)	3,367	27,003
Vical, Inc. (a)	29,769	11,640
Vitae Pharmaceuticals, Inc. (a)	2,075	13,757
Vital Therapies, Inc. (a)	3,761	34,112
Vivus, Inc. (a)(b)	17,507	24,510
Voyager Therapeutics, Inc. (a)	286	2,497
WaVe Life Sciences Pte Ltd. (a)	438	6,079
Xencor, Inc. (a)	5,212	69,945
XenoPort, Inc. (a)	9,305	41,966
XOMA Corp. (a)	21,795	16,848
ZIOPHARM Oncology, Inc. (a)(b)	18,936	140,505
Zogenix, Inc. (a)	2,100	19,404

		29,947,451
Real Estate Investment & Services — 1.5%
AG Mortgage Investment Trust, Inc.	5,690	74,368
Alexander & Baldwin, Inc.	6,845	251,075
Altisource Portfolio Solutions SA (a)	1,818	43,905
American Realty Investors, Inc. (a)	1,631	8,383
AV Homes, Inc. (a)	2,544	28,900
BBX Capital Corp., Class A (a)	993	15,848
Black Knight Financial Services, Inc., Class A (a)	2,887	89,584
CareTrust REIT, Inc.	8,513	108,115
Chimera Investment Corp.	28,664	389,544
Columbia Property Trust, Inc.	18,995	417,700

Common Stocks	Shares	Value
Real Estate Investment & Services (continued)
Communications Sales & Leasing, Inc.	18,455	$410,624
Consolidated-Tomoka Land Co.	1,260	58,136
Dynex Capital, Inc.	8,841	58,793
Forest City Realty Trust, Inc., Class A	33,228	700,779
Forestar Group, Inc. (a)	5,654	73,728
Gaming and Leisure Properties, Inc.	14,345	443,547
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	5,400	103,788
HFF, Inc., Class A	5,216	143,596
Howard Hughes Corp. (a)	5,306	561,852
InfraREIT, Inc.	3,898	66,461
Jones Lang LaSalle, Inc.	6,780	795,430
Kennedy-Wilson Holdings, Inc.	14,339	314,024
Marcus & Millichap, Inc. (a)	2,234	56,721
Maui Land & Pineapple Co., Inc. (a)	5,106	29,870
Monogram Residential Trust, Inc.	26,236	258,687
Nationstar Mortgage Holdings, Inc. (a)	5,990	59,301
Paramount Group, Inc.	25,617	408,591
QTS Realty Trust, Inc., Class A	5,937	281,295
RE/MAX Holdings, Inc., Class A	2,929	100,465
Realogy Holdings Corp. (a)	22,355	807,239
Reis, Inc.	1,837	43,261
Rexford Industrial Realty, Inc.	9,563	173,664
Select Income REIT	9,326	214,964
St. Joe Co. (a)	10,898	186,901
STORE Capital Corp.	15,427	399,251
Tejon Ranch Co. (a)	2,659	54,696
Xenia Hotels & Resorts, Inc.	16,431	256,652
Zillow Group, Inc., Class A (a)(b)	6,601	168,656
Zillow Group, Inc., Class C (a)(b)	15,637	371,066

		9,029,460
Real Estate Investment Trusts (REITs) — 9.1%
Acadia Realty Trust	10,118	355,445
Agree Realty Corp.	3,375	129,836
Alexander’s, Inc.	587	223,383
Alexandria Real Estate Equities, Inc.	10,779	979,703
Altisource Residential Corp.	9,073	108,876
American Assets Trust, Inc.	5,923	236,446
American Campus Communities, Inc.	19,566	921,363
American Capital Agency Corp.	51,617	961,625
American Capital Mortgage Investment Corp.	8,007	117,543
American Homes 4 Rent, Class A	31,105	494,569
Annaly Capital Management, Inc.	141,665	1,453,483
Anworth Mortgage Asset Corp.	16,369	76,280

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2016	21

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Apollo Commercial Real Estate Finance, Inc.	10,045	$163,733
Apollo Residential Mortgage, Inc.	6,308	84,653
Apple Hospitality REIT, Inc. (b)	24,383	483,027
Arbor Realty Trust, Inc.	9,585	64,890
Arlington Asset Investment Corp.	1,883	23,594
ARMOUR Residential REIT, Inc.	7,113	153,143
Ashford Hospitality Prime, Inc.	4,229	49,352
Ashford Hospitality Trust, Inc.	13,385	85,396
Blackstone Mortgage Trust, Inc., Class A	13,669	367,149
Bluerock Residential Growth REIT, Inc.	5,543	60,308
Brandywine Realty Trust	26,057	365,580
Brixmor Property Group, Inc.	25,599	655,846
BRT Realty Trust (a)	3,601	25,027
Camden Property Trust	12,927	1,087,031
Capstead Mortgage Corp.	13,401	132,536
Care Capital Properties, Inc.	13,061	350,557
CBL & Associates Properties, Inc.	21,754	258,873
Cedar Realty Trust, Inc.	12,109	87,548
Chatham Lodging Trust	6,442	138,052
Chesapeake Lodging Trust	8,980	237,611
CIM Commercial Trust Corp.	2,792	50,256
Colony Capital, Inc., Class A	16,809	281,887
Colony Starwood Homes	6,388	158,103
Condor Hospitality Trust, Inc. (a)	985	1,970
Coresite Realty Corp.	4,664	326,527
Corporate Office Properties Trust	13,663	358,517
Cousins Properties, Inc.	30,507	316,663
CubeSmart	25,770	858,141
CyrusOne, Inc.	9,698	442,714
CYS Investments, Inc.	22,334	181,799
DCT Industrial Trust, Inc.	13,433	530,201
DDR Corp.	45,849	815,654
DiamondRock Hospitality Co.	28,628	289,715
Digital Realty Trust, Inc.	21,758	1,925,365
Douglas Emmett, Inc.	21,078	634,659
Duke Realty Corp.	51,778	1,167,076
DuPont Fabros Technology, Inc.	9,637	390,588
EastGroup Properties, Inc.	4,658	281,203
Education Realty Trust, Inc.	9,417	391,747
Empire State Realty Trust, Inc., Class A	18,394	322,447
EPR Properties	9,040	602,245
Equity Commonwealth (a)	18,933	534,289
Equity Lifestyle Properties, Inc.	11,946	868,833
Equity One, Inc.	13,460	385,764
FelCor Lodging Trust, Inc.	19,873	161,369
First Industrial Realty Trust, Inc.	16,146	367,160
First Potomac Realty Trust	9,864	89,368
Franklin Street Properties Corp.	13,397	142,142
Geo Group, Inc.	10,865	376,690

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Getty Realty Corp.	4,972	$98,595
Gladstone Commercial Corp.	5,696	93,300
Global Net Lease, Inc. (b)	24,902	213,161
Government Properties Income Trust	8,160	145,656
Gramercy Property Trust	64,138	541,966
Hatteras Financial Corp.	12,951	185,199
Healthcare Realty Trust, Inc.	15,200	469,528
Healthcare Trust of America, Inc., Class A	18,578	546,565
Hersha Hospitality Trust	7,268	155,099
Highwoods Properties, Inc.	14,290	683,205
Hospitality Properties Trust	22,162	588,623
Hudson Pacific Properties, Inc.	11,048	319,508
Independence Realty Trust, Inc.	7,288	51,891
Invesco Mortgage Capital, Inc.	17,973	218,911
Investors Real Estate Trust	19,805	143,784
iStar, Inc. (a)	13,163	127,155
Kilroy Realty Corp.	13,909	860,550
Kite Realty Group Trust	12,411	343,909
LaSalle Hotel Properties	17,528	443,634
Lexington Realty Trust	31,494	270,848
Liberty Property Trust	21,777	728,658
LTC Properties, Inc.	5,446	246,377
Mack-Cali Realty Corp.	13,694	321,809
Medical Properties Trust, Inc.	34,243	444,474
MFA Financial, Inc.	57,166	391,587
Mid-America Apartment Communities, Inc.	11,286	1,153,542
Monmouth Real Estate Investment Corp., Class A	10,718	127,437
National Health Investors, Inc.	5,116	340,316
National Retail Properties, Inc.	20,344	939,893
National Storage Affiliates Trust	4,267	90,460
New Residential Investment Corp.	34,896	405,840
New Senior Investment Group, Inc.	13,583	139,905
New York Mortgage Trust, Inc.	18,994	90,032
New York REIT, Inc.	25,678	259,348
Newcastle Investment Corp.	11,272	48,808
NorthStar Realty Europe Corp.	10,974	127,298
NorthStar Realty Finance Corp.	29,086	381,608
Omega Healthcare Investors, Inc.	24,620	869,086
One Liberty Properties, Inc.	3,476	77,897
Parkway Properties, Inc.	12,106	189,580
Pebblebrook Hotel Trust	10,510	305,526
Pennsylvania Real Estate Investment Trust	10,348	226,104
PennyMac Mortgage Investment Trust (c)	10,450	142,538
Physicians Realty Trust	16,671	309,747
Piedmont Office Realty Trust, Inc., Class A	21,034	427,201
Post Properties, Inc.	8,146	486,642

22	QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2016

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Potlatch Corp.	6,073	$191,299
Preferred Apartment Communities, Inc.	4,287	54,359
PS Business Parks, Inc.	2,790	280,423
RAIT Financial Trust	12,466	39,143
Ramco-Gershenson Properties Trust	12,330	222,310
Rayonier, Inc.	18,797	463,910
Redwood Trust, Inc.	12,292	160,779
Regency Centers Corp.	14,003	1,048,125
Resource Capital Corp.	5,570	62,663
Retail Opportunity Investments Corp.	14,615	294,054
Retail Properties of America, Inc., Class A	35,413	561,296
RLJ Lodging Trust	18,720	428,314
RMR Group, Inc., Class A (a)	1,008	25,210
Rouse Properties, Inc.	6,090	111,934
Sabra Health Care REIT, Inc.	9,890	198,690
Saul Centers, Inc.	2,059	109,168
Senior Housing Properties Trust	35,010	626,329
Seritage Growth Properties (b)	2,843	142,065
Silver Bay Realty Trust Corp.	6,204	92,129
Sovran Self Storage, Inc.	5,715	674,084
Spirit Realty Capital, Inc.	66,136	744,030
STAG Industrial, Inc.	10,717	218,198
Starwood Property Trust, Inc.	36,066	682,729
Summit Hotel Properties, Inc.	12,562	150,367
Sun Communities, Inc.	8,570	613,698
Sunstone Hotel Investors, Inc.	31,374	439,236
Tanger Factory Outlet Centers, Inc.	13,947	507,531
Taubman Centers, Inc.	9,078	646,626
Terreno Realty Corp.	7,115	166,847
Tier REIT, Inc.	7,404	99,510
Two Harbors Investment Corp.	54,500	432,730
UMH Properties, Inc.	6,889	68,339
United Development Funding IV (b)	6,320	20,224
Universal Health Realty Income Trust	1,725	97,031
Urban Edge Properties	14,359	371,037
Urstadt Biddle Properties, Inc., Class A	3,630	76,048
VEREIT, Inc.	137,005	1,215,234
Walter Investment Management Corp. (a)	5,793	44,259
Washington Real Estate Investment Trust	9,975	291,370
Weingarten Realty Investors	17,240	646,845
Western Asset Mortgage Capital Corp.	7,954	79,938
WP Carey, Inc.	14,708	915,426

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
WP Glimcher, Inc.	27,493	$260,909

		54,532,796
Software & Computer Services — 6.9%
2U, Inc. (a)	4,418	99,847
A10 Networks, Inc. (a)	6,913	40,925
ACI Worldwide, Inc. (a)	17,713	368,253
Actua Corp. (a)	6,343	57,404
Allscripts Healthcare Solutions, Inc. (a)	28,232	372,945
American Software, Inc., Class A	5,062	45,558
Angie’s List, Inc. (a)	7,272	58,685
ANSYS, Inc. (a)	13,241	1,184,540
Arista Networks, Inc. (a)	5,223	329,571
Aspen Technology, Inc. (a)	12,618	455,888
Athenahealth, Inc. (a)	5,889	817,275
Barracuda Networks, Inc. (a)	3,575	55,055
Benefitfocus, Inc. (a)	1,942	64,766
Blackbaud, Inc.	6,883	432,872
Blucora, Inc. (a)	6,758	34,871
Boingo Wireless, Inc. (a)	5,309	40,985
Bottomline Technologies, Inc. (a)	6,070	185,074
Box, Inc., Class A (a)(b)	5,636	69,097
Brightcove, Inc. (a)	5,883	36,710
BroadSoft, Inc. (a)	4,650	187,628
CACI International, Inc., Class A (a)	3,542	377,931
Cadence Design Systems, Inc. (a)	44,902	1,058,789
Calix, Inc. (a)	7,426	52,650
Callidus Software, Inc. (a)	9,011	150,304
Castlight Health, Inc. (a)	9,141	30,440
CDW Corp.	22,527	934,871
ChannelAdvisor Corp. (a)	3,748	42,165
Ciber, Inc. (a)	11,476	24,214
Cogent Communications Group, Inc.	6,326	246,904
CommVault Systems, Inc. (a)	6,399	276,245
Computer Programs & Systems, Inc.	1,686	87,874
Computer Sciences Corp.	20,994	721,984
Computer Task Group, Inc.	2,432	12,428
Cornerstone OnDemand, Inc. (a)	7,517	246,332
Covisint Corp. (a)	8,788	17,576
CSG Systems International, Inc.	4,927	222,503
Cvent, Inc. (a)	3,881	83,053
Datalink Corp. (a)	3,557	32,511
Demandware, Inc. (a)	5,110	199,801
Determine, Inc. (a)	2,985	5,522
DeVry Education Group, Inc.	7,969	137,625
Digimarc Corp. (a)(b)	1,549	46,935
DST Systems, Inc.	4,853	547,273
Ebix, Inc.	3,961	161,569
eGain Corp. (a)	1,227	4,356
Ellie Mae, Inc. (a)	4,520	409,693

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2016	23

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Software & Computer Services (continued)
Endurance International Group Holdings, Inc. (a)	9,536	$100,414
Envestnet, Inc. (a)	5,451	148,267
EPAM Systems, Inc. (a)	6,180	461,461
EPIQ Systems, Inc.	5,356	80,447
Evolving Systems, Inc.	2,275	13,059
Fair Isaac Corp.	4,603	488,332
FalconStor Software, Inc. (a)	12,659	16,963
FireEye, Inc. (a)	21,090	379,409
Five9, Inc. (a)	3,880	34,493
Forrester Research, Inc.	1,630	54,784
Fortinet, Inc. (a)	21,569	660,658
Gartner, Inc. (a)	12,533	1,119,824
Gigamon, Inc. (a)	4,348	134,875
GoDaddy, Inc., Class A (a)	3,371	108,984
Gogo, Inc. (a)	7,304	80,417
GSE Systems, Inc. (a)	5,963	16,160
Guidance Software, Inc. (a)	4,351	18,709
Guidewire Software, Inc. (a)	10,574	576,072
Hackett Group, Inc.	4,211	63,670
Hortonworks, Inc. (a)	2,556	28,883
HubSpot, Inc. (a)	1,623	70,795
IAC/InterActiveCorp	11,345	534,123
Immersion Corp. (a)	5,072	41,895
IMS Health Holdings, Inc. (a)	21,740	577,197
Infoblox, Inc. (a)	8,169	139,690
Innodata, Inc. (a)	6,741	15,235
Interactive Intelligence Group, Inc. (a)	2,898	105,545
Internap Corp. (a)	9,211	25,146
IntraLinks Holdings, Inc. (a)	6,886	54,262
j2 Global, Inc.	6,782	417,636
Jive Software, Inc. (a)	9,460	35,759
KEYW Holding Corp. (a)(b)	6,373	42,317
Leidos Holdings, Inc.	9,689	487,551
Limelight Networks, Inc. (a)	11,498	20,811
LivePerson, Inc. (a)	8,346	48,824
LogMeIn, Inc. (a)	3,829	193,211
LookSmart Group, Inc. (a)	6,321	791
Manhattan Associates, Inc. (a)	10,859	617,551
Marketo, Inc. (a)	5,810	113,702
Mastech Holdings, Inc. (a)	1,020	7,364
Match Group, Inc. (a)(b)	5,754	63,639
Medidata Solutions, Inc. (a)	8,309	321,641
MeetMe, Inc. (a)	2,854	8,105
Mentor Graphics Corp.	14,365	292,040
MicroStrategy, Inc., Class A (a)	1,413	253,944
MobileIron, Inc. (a)	8,172	36,937
Model N, Inc. (a)	4,111	44,275
Monotype Imaging Holdings, Inc.	6,127	146,558
Netscout Systems, Inc. (a)	14,675	337,085
NetSuite, Inc. (a)	5,625	385,256
New Relic, Inc. (a)	2,948	76,884

Common Stocks	Shares	Value
Software & Computer Services (continued)
NIC, Inc.	9,058	$163,316
Nuance Communications, Inc. (a)	36,840	688,540
OPOWER, Inc. (a)(b)	4,259	29,004
Palo Alto Networks, Inc. (a)	11,002	1,794,866
Paycom Software, Inc. (a)	5,627	200,321
PC-Tel, Inc.	4,538	21,692
PDF Solutions, Inc. (a)	4,645	62,150
Pegasystems, Inc.	5,608	142,331
Perficient, Inc. (a)	5,910	128,365
Premier, Inc., Class A (a)	6,675	222,678
Progress Software Corp. (a)	7,757	187,099
Proofpoint, Inc. (a)	6,101	328,112
PROS Holdings, Inc. (a)	4,092	48,245
PTC, Inc. (a)	16,936	561,598
Q2 Holdings, Inc. (a)	3,374	81,111
QAD, Inc., Class A	906	19,253
QAD, Inc., Class B	1,021	18,174
QLIK Technologies, Inc. (a)	13,774	398,344
Quality Systems, Inc.	6,990	106,528
Qualys, Inc. (a)	3,823	96,760
Rackspace Hosting, Inc. (a)	16,926	365,432
RealPage, Inc. (a)	7,873	164,073
Rightside Group Ltd. (a)	2,809	22,612
RigNet, Inc. (a)	2,435	33,311
RingCentral, Inc., Class A (a)	8,920	140,490
Rocket Fuel, Inc. (a)	5,595	17,624
Rosetta Stone, Inc. (a)	3,678	24,679
Rovi Corp. (a)	12,141	249,012
Science Applications International Corp.	6,113	326,067
SciQuest, Inc. (a)	4,688	65,069
ServiceNow, Inc. (a)	22,483	1,375,510
Shutterstock, Inc. (a)(b)	2,987	109,713
Silver Spring Networks, Inc. (a)	5,785	85,329
Smith Micro Software, Inc. (a)	12,346	7,284
SoftBrands, Inc. (a)	114	—
Splunk, Inc. (a)	19,416	950,025
SPS Commerce, Inc. (a)	2,618	112,417
Square, Inc., Class A (a)(b)	4,661	71,220
SS&C Technologies Holdings, Inc.	12,110	768,016
Support.com, Inc. (a)	17,347	14,918
Synchronoss Technologies, Inc. (a)	6,000	194,040
Synopsys, Inc. (a)	23,580	1,142,215
Syntel, Inc. (a)	4,722	235,769
Tableau Software, Inc., Class A (a)	7,967	365,446
Tangoe, Inc. (a)	6,350	50,102
TeleNav, Inc. (a)	5,854	34,539
Textura Corp. (a)	3,469	64,627
Twitter, Inc. (a)	89,194	1,476,161
Tyler Technologies, Inc. (a)	4,853	624,144
Ultimate Software Group, Inc. (a)	4,299	831,857
Unisys Corp. (a)	7,423	57,157
United Online, Inc. (a)	2,616	30,189

24	QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2016

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Software & Computer Services (continued)
Unwired Planet, Inc. (a)	1,986	$19,562
Vantiv, Inc., Class A (a)	23,521	1,267,312
Varonis Systems, Inc. (a)	2,808	51,246
VASCO Data Security International, Inc. (a)	4,683	72,118
Vectrus, Inc. (a)	1,852	42,133
Veeva Systems, Inc., Class A (a)	12,547	314,177
Verint Systems, Inc. (a)	9,128	304,693
VirnetX Holding Corp. (a)(b)	6,877	31,565
Virtusa Corp. (a)	4,107	153,848
VMware, Inc., Class A (a)	11,522	602,716
Voltari Corp. (a)(b)	1,272	5,012
Web.com Group, Inc. (a)	8,012	158,798
Workday, Inc., Class A (a)	16,600	1,275,544
Workiva, Inc. (a)	3,410	39,727
Xura, Inc. (a)	3,640	71,599
Zendesk, Inc. (a)	8,667	181,400
Zix Corp. (a)	10,588	41,611
Zynga, Inc., Class A (a)	116,831	266,375

		41,378,117
Support Services — 4.8%
ABM Industries, Inc.	8,987	290,370
Acacia Research Corp.	8,239	31,226
Advisory Board Co. (a)	6,250	201,562
AM Castle & Co. (a)(b)	3,838	10,363
Amdocs Ltd.	23,085	1,394,796
AMN Healthcare Services, Inc. (a)	7,153	240,412
Applied Industrial Technologies, Inc.	5,724	248,422
ARC Document Solutions, Inc. (a)	6,901	31,054
Barnes Group, Inc.	7,338	257,050
Barrett Business Services, Inc.	1,189	34,184
Bazaarvoice, Inc. (a)	12,100	38,115
Black Box Corp.	2,668	35,938
Booz Allen Hamilton Holding Corp.	17,265	522,784
Brink’s Co.	7,067	237,381
Broadridge Financial Solutions, Inc.	17,839	1,058,031
Cardtronics, Inc. (a)	6,774	243,796
Cartesian, Inc. (a)	2,116	4,295
Casella Waste Systems, Inc. (a)	7,582	50,799
Cass Information Systems, Inc.	1,314	68,788
CBIZ, Inc. (a)	7,954	80,256
CDI Corp.	1,891	11,875
CEB, Inc.	4,960	321,061
Cenveo, Inc. (a)	14,736	6,189
Clean Harbors, Inc. (a)	7,847	387,171
Comfort Systems USA, Inc.	5,684	180,581
Convergys Corp.	14,425	400,582
CoreLogic, Inc. (a)	13,014	451,586
Corrections Corp. of America	17,287	554,048
CoStar Group, Inc. (a)	4,952	931,818

Common Stocks	Shares	Value
Support Services (continued)
CRA International, Inc. (a)	1,964	$38,573
Crawford & Co., Class B	4,806	31,143
Cross Country Healthcare, Inc. (a)	5,168	60,104
Deluxe Corp.	7,253	453,240
DHI Group, Inc. (a)	7,060	56,974
DigitalGlobe, Inc. (a)	9,862	170,613
DXP Enterprises, Inc. (a)	1,896	33,294
Ennis, Inc.	3,906	76,362
Essendant, Inc.	5,328	170,123
Euronet Worldwide, Inc. (a)	7,608	563,829
Everi Holdings, Inc. (a)	10,402	23,821
EVERTEC, Inc.	10,201	142,610
ExamWorks Group, Inc. (a)	6,007	177,567
ExlService Holdings, Inc. (a)	5,026	260,347
ExOne Co. (a)	1,784	23,442
Exponent, Inc.	3,885	198,174
First Data Corp., Class A (a)	27,590	357,015
FleetCor Technologies, Inc. (a)	11,639	1,731,301
Franklin Covey Co. (a)	2,677	47,088
Frontline Capital Group (a)	300	—
FTI Consulting, Inc. (a)	6,259	222,257
G&K Services, Inc., Class A	2,985	218,651
Genpact Ltd. (a)	22,806	620,095
Global Payments, Inc.	19,352	1,263,686
Global Power Equipment Group, Inc.	4,236	8,472
GP Strategies Corp. (a)	2,813	77,076
HD Supply Holdings, Inc. (a)	27,167	898,413
Heartland Payment Systems, Inc.	5,423	523,699
Heidrick & Struggles International, Inc.	2,753	65,246
Heritage-Crystal Clean, Inc. (a)	3,226	32,066
Higher One Holdings, Inc. (a)	7,183	28,086
Hudson Global, Inc.	7,493	17,758
Huron Consulting Group, Inc. (a)	3,442	200,290
ICF International, Inc. (a)	3,065	105,344
Imperva, Inc. (a)	4,008	202,404
InnerWorkings, Inc. (a)	7,279	57,868
Inovalon Holdings, Inc. (a)	7,229	133,881
Insperity, Inc.	2,802	144,947
Jack Henry & Associates, Inc.	11,869	1,003,761
Kaman Corp.	3,995	170,547
Kelly Services, Inc., Class A	4,059	77,608
Kforce, Inc.	3,944	77,223
Korn/Ferry International	7,608	215,230
LifeLock, Inc. (a)	13,189	159,191
LinkedIn Corp., Class A (a)	17,294	1,977,569
Lionbridge Technologies, Inc. (a)	10,173	51,475
ManpowerGroup, Inc.	11,187	910,846
MAXIMUS, Inc.	9,617	506,239
McGrath RentCorp	3,244	81,359
Mistras Group, Inc. (a)	2,701	66,904
Mobile Mini, Inc.	6,403	211,427

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2016	25

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Support Services (continued)
ModusLink Global Solutions, Inc. (a)	9,568	$14,065
Monster Worldwide, Inc. (a)	14,709	47,951
MSC Industrial Direct Co., Inc., Class A	7,144	545,159
Navigant Consulting, Inc. (a)	7,309	115,555
NeuStar, Inc., Class A (a)	7,934	195,176
Odyssey Marine Exploration, Inc. (a)(b)	2,444	16,595
On Assignment, Inc. (a)	7,077	261,283
Park-Ohio Holdings Corp.	1,321	56,565
Perma-Fix Environmental Services (a)	4,810	17,797
Planet Payment, Inc. (a)	9,438	33,316
Power Solutions International, Inc. (a)(b)	815	11,247
PowerSecure International, Inc. (a)	3,904	72,966
PRGX Global, Inc. (a)	6,115	28,863
Quad/Graphics, Inc.	3,486	45,109
Quest Resource Holding Corp. (a)	17,930	7,531
Resources Connection, Inc.	5,694	88,599
RPX Corp. (a)	8,380	94,359
RR Donnelley & Sons Co.	30,792	504,989
Schnitzer Steel Industries, Inc., Class A	4,015	74,037
ServiceSource International, Inc. (a)	10,518	44,807
Sharps Compliance Corp. (a)	3,499	19,244
StarTek, Inc. (a)	3,340	14,028
Sykes Enterprises, Inc. (a)	5,857	176,764
Team, Inc. (a)	4,703	142,877
TeleTech Holdings, Inc.	2,549	70,760
Tetra Tech, Inc.	8,381	249,921
TransUnion (a)	4,578	126,399
TriNet Group, Inc. (a)	6,322	90,721
TrueBlue, Inc. (a)	6,460	168,929
U.S. Ecology, Inc.	3,348	147,848
UniFirst Corp.	2,249	245,411
Universal Technical Institute, Inc.	3,377	14,555
Viad Corp.	3,107	90,600
WageWorks, Inc. (a)	5,411	273,851
Waste Connections, Inc.	18,434	1,190,652
WEX, Inc. (a)	5,676	473,151

		29,041,451
Technology Hardware & Equipment — 4.2%
3D Systems Corp. (a)(b)	15,956	246,839
ADTRAN, Inc.	7,492	151,488
Advanced Energy Industries, Inc. (a)	6,210	216,046
Advanced Micro Devices, Inc. (a)	94,030	267,985
Agilysys, Inc. (a)	3,119	31,845

Common Stocks	Shares	Value
Technology Hardware & Equipment (continued)
Alliance Fiber Optic Products, Inc. (a)	2,288	$33,840
Amkor Technology, Inc. (a)	14,118	83,155
Amtech Systems, Inc. (a)	2,148	13,941
Applied Micro Circuits Corp. (a)	12,769	82,488
Applied Optoelectronics, Inc. (a)	2,758	41,122
ARRIS International PLC (a)	27,030	619,528
Atmel Corp.	64,599	524,544
Axcelis Technologies, Inc. (a)	19,244	53,883
Brocade Communications Systems, Inc.	60,969	645,052
Brooks Automation, Inc.	9,688	100,755
Cabot Microelectronics Corp.	3,590	146,867
CalAmp Corp. (a)	5,908	105,930
Cavium, Inc. (a)	8,256	504,937
CEVA, Inc. (a)	3,467	78,008
Ciena Corp. (a)	19,544	371,727
Cirrus Logic, Inc. (a)	9,403	342,363
Clearfield, Inc. (a)	2,370	38,086
Cohu, Inc.	4,081	48,482
CommScope Holding Co., Inc. (a)	18,608	519,535
Comtech Telecommunications Corp.	2,512	58,705
Concurrent Computer Corp.	3,805	22,450
Cray, Inc. (a)	6,048	253,472
Cree, Inc. (a)	15,958	464,378
Cypress Semiconductor Corp.	51,507	446,051
Dataram Corp. (a)	893	657
Diebold, Inc.	9,376	271,060
Digi International, Inc. (a)	4,719	44,500
Diodes, Inc. (a)	5,690	114,369
DSP Group, Inc. (a)	4,564	41,624
Dycom Industries, Inc. (a)	4,935	319,146
EchoStar Corp., Class A (a)	6,431	284,829
Electronics for Imaging, Inc. (a)	7,109	301,351
Emcore Corp. (a)	4,624	23,120
Entegris, Inc. (a)	20,712	282,097
ePlus, Inc. (a)	966	77,773
Exar Corp. (a)	7,831	45,028
Extreme Networks, Inc. (a)	15,559	48,388
Fairchild Semiconductor International, Inc. (a)	16,610	332,200
Finisar Corp. (a)	15,714	286,623
FormFactor, Inc. (a)	8,934	64,950
GigPeak, Inc. (a)	3,517	9,496
GSI Technology, Inc. (a)	4,254	17,441
Harmonic, Inc. (a)	14,595	47,726
Hutchinson Technology, Inc. (a)	7,004	25,635
ID Systems, Inc. (a)	3,541	15,368
Identiv, Inc. (a)	3,365	7,268
Infinera Corp. (a)	20,931	336,152
Ingram Micro, Inc., Class A	22,858	820,831
Inphi Corp. (a)	5,391	179,736

26	QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2016

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Technology Hardware & Equipment (continued)
Insight Enterprises, Inc. (a)	5,507	$157,720
Integrated Device Technology, Inc. (a)	22,447	458,817
InterDigital, Inc.	5,293	294,555
Intersil Corp., Class A	18,742	250,581
Intra-Cellular Therapies, Inc. (a)	4,559	126,740
InvenSense, Inc. (a)	12,074	101,422
Ixia (a)	9,113	113,548
IXYS Corp.	3,911	43,881
Kopin Corp. (a)	11,813	19,610
Kulicke & Soffa Industries, Inc. (a)	10,388	117,592
KVH Industries, Inc. (a)	2,945	28,125
Lantronix, Inc. (a)	9,095	8,640
Lattice Semiconductor Corp. (a)	17,195	97,668
Lexmark International, Inc., Class A	8,961	299,566
Loral Space & Communications, Inc. (a)	1,784	62,672
LRAD Corp.	8,678	14,405
Lumentum Holdings, Inc. (a)	7,236	195,155
Marvell Technology Group Ltd.	72,188	744,258
Mattson Technology, Inc. (a)	12,425	45,351
Maxim Integrated Products, Inc.	42,897	1,577,752
MaxLinear, Inc., Class A (a)	8,148	150,738
Mercury Systems, Inc. (a)	5,217	105,905
Microsemi Corp. (a)	17,128	656,174
MKS Instruments, Inc.	7,749	291,750
Monolithic Power Systems, Inc.	5,291	336,719
MoSys, Inc. (a)	14,659	9,528
Nanometrics, Inc. (a)	4,363	69,110
NCR Corp. (a)	18,586	556,279
Neonode, Inc. (a)	2,930	5,977
NeoPhotonics Corp. (a)	4,199	58,954
NETGEAR, Inc. (a)	4,686	189,174
Nimble Storage, Inc. (a)	7,733	60,627
Oclaro, Inc. (a)	16,359	88,339
ON Semiconductor Corp. (a)	60,825	583,312
Optical Cable Corp.	1,750	4,288
PAR Technology Corp. (a)	3,332	22,091
ParkerVision, Inc. (a)(b)	1,706	5,340
PC Connection, Inc.	2,523	65,119
Pendrell Corp. (a)	28,997	15,368
Photronics, Inc. (a)	9,668	100,644
Pixelworks, Inc. (a)	5,286	11,576
Plantronics, Inc.	5,004	196,107
Polycom, Inc. (a)	19,912	222,019
Power Integrations, Inc.	4,157	206,437
Pure Storage, Inc., Class A Class A (a)(b)	4,701	64,357
QLogic Corp. (a)	12,388	166,495
Quantum Corp. (a)	45,364	27,672
QuickLogic Corp. (a)	9,826	10,416
Qumu Corp. (a)	2,149	9,907

Common Stocks	Shares	Value
Technology Hardware & Equipment (continued)
Rambus, Inc. (a)	17,314	$238,067
Ruckus Wireless, Inc. (a)	13,425	131,699
Rudolph Technologies, Inc. (a)	5,365	73,286
ScanSource, Inc. (a)	4,115	166,164
Seachange International, Inc. (a)	7,106	39,225
Semtech Corp. (a)	9,792	215,326
ShoreTel, Inc. (a)	10,755	80,017
Sigma Designs, Inc. (a)	6,054	41,167
Silicon Graphics International Corp. (a)	5,817	41,417
Silicon Laboratories, Inc. (a)	5,746	258,340
Sonic Foundry, Inc. (a)	2,214	14,723
Sonus Networks, Inc. (a)	8,411	63,335
SunEdison, Inc. (a)(b)	46,408	25,070
SunEdison Semiconductor, Ltd. (a)	6,099	39,522
Sunworks, Inc. (a)(b)	4,851	13,437
Super Micro Computer, Inc. (a)	5,471	186,452
Synaptics, Inc. (a)	5,402	430,755
SYNNEX Corp.	4,224	391,100
Systemax, Inc. (a)	1,844	16,172
Tech Data Corp. (a)	5,095	391,143
Teradyne, Inc.	30,394	656,206
Tessera Technologies, Inc.	7,753	240,343
TransAct Technologies, Inc.	2,692	21,913
TransEnterix, Inc. (a)(b)	10,957	46,567
Ubiquiti Networks, Inc. (a)	3,764	125,228
Ultra Clean Holdings, Inc. (a)	5,086	27,261
Ultratech, Inc. (a)	4,365	95,332
USA Technologies, Inc. (a)	3,189	13,904
VeriFone Systems, Inc. (a)	17,047	481,407
ViaSat, Inc. (a)	6,611	485,776
Viavi Solutions, Inc. (a)	34,458	236,382
Violin Memory, Inc. (a)(b)	16,615	8,676
Vocera Communications, Inc. (a)	4,197	53,512
VOXX International Corp. (a)	4,073	18,206
West Corp.	7,325	167,156
Xcerra Corp. (a)	9,468	61,731

		25,155,367
Tobacco — 0.1%
Alliance One International, Inc. (a)	1,357	23,829
Schweitzer-Mauduit International, Inc.	4,407	138,733
Universal Corp.	3,258	185,087
Vector Group Ltd.	12,892	294,453

		642,102
Travel & Leisure — 5.0%
Alaska Air Group, Inc.	18,844	1,545,585
Allegiant Travel Co.	2,017	359,147
AMC Entertainment Holdings, Inc., Class A	3,122	87,385
ARAMARK	34,185	1,132,207

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2016	27

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Travel & Leisure (continued)
Avis Budget Group, Inc. (a)	15,244	$417,076
Belmond Ltd., Class A (a)	13,554	128,627
Biglari Holdings, Inc. (a)	187	69,510
BJ’s Restaurants, Inc. (a)	3,216	133,689
Bloomin’ Brands, Inc.	18,301	308,738
Bob Evans Farms, Inc.	3,169	147,961
Boyd Gaming Corp. (a)	12,026	248,457
Bravo Brio Restaurant Group, Inc. (a)	3,322	25,746
Brinker International, Inc.	8,961	411,758
Buffalo Wild Wings, Inc. (a)	2,828	418,883
Caesars Entertainment Corp. (a)	6,057	41,188
Carmike Cinemas, Inc. (a)	3,932	118,117
Carrols Restaurant Group, Inc. (a)	6,109	88,214
Century Casinos, Inc. (a)	6,355	39,147
Cheesecake Factory, Inc.	6,609	350,872
Choice Hotels International, Inc.	5,187	280,357
Churchill Downs, Inc.	1,825	269,881
Chuy’s Holdings, Inc. (a)	2,773	86,157
Cinemark Holdings, Inc.	15,545	556,977
ClubCorp Holdings, Inc.	10,670	149,807
Cracker Barrel Old Country Store, Inc. (b)	3,506	535,261
Dave & Buster’s Entertainment, Inc. (a)	4,119	159,735
Del Frisco’s Restaurant Group, Inc. (a)	4,306	71,393
Denny’s Corp. (a)	13,450	139,342
Diamond Resorts International, Inc. (a)(b)	8,250	200,475
DineEquity, Inc.	2,576	240,676
Domino’s Pizza, Inc.	7,475	985,654
Dover Downs Gaming & Entertainment, Inc. (a)	6,916	7,400
Dover Motorsports, Inc.	1,592	3,614
Dunkin’ Brands Group, Inc.	14,048	662,644
El Pollo Loco Holdings, Inc. (a)	3,382	45,116
Eldorado Resorts, Inc. (a)	4,161	47,602
Empire Resorts, Inc. (a)(b)	827	11,289
Entertainment Gaming Asia, Inc. (a)	791	1,574
Extended Stay America, Inc.	10,631	173,285
Famous Dave’s Of America, Inc. (a)	1,498	9,123
Fiesta Restaurant Group, Inc. (a)	4,111	134,759
Four Corners Property Trust, Inc.	7,624	136,851
Full House Resorts, Inc. (a)	12,945	18,641
Gaming Partners International Corp. (a)	1,026	10,106
Habit Restaurants, Inc. (a)	2,486	46,314
Hawaiian Holdings, Inc. (a)	6,926	326,838
Hertz Global Holdings, Inc. (a)	57,627	606,812
Hilton Worldwide Holdings, Inc.	78,456	1,766,829

Common Stocks	Shares	Value
Travel & Leisure (continued)
Hyatt Hotels Corp., Class A (a)	4,774	$236,265
International Speedway Corp., Class A	3,864	142,620
Interval Leisure Group, Inc.	5,963	86,106
Isle of Capri Casinos, Inc. (a)	3,638	50,932
J Alexander’s Holdings, Inc. (a)	2,293	24,214
Jack in the Box, Inc.	5,379	343,557
Jamba, Inc. (a)(b)	3,045	37,636
JetBlue Airways Corp. (a)	47,276	998,469
Krispy Kreme Doughnuts, Inc. (a)	9,511	148,277
La Quinta Holdings, Inc. (a)	13,587	169,838
Las Vegas Sands Corp.	54,859	2,835,113
Luby’s, Inc. (a)	5,639	27,349
Madison Square Garden Co., Class A (a)	3,070	510,725
Marcus Corp.	3,067	58,120
Marriott Vacations Worldwide Corp.	4,040	272,700
MGM Resorts International (a)	71,118	1,524,770
Monarch Casino & Resort, Inc. (a)	2,088	40,632
Morgans Hotel Group Co. (a)	6,164	8,506
Noodles & Co. (a)(b)	3,634	43,099
Norwegian Cruise Line Holdings Ltd. (a)	23,785	1,315,073
Panera Bread Co., Class A (a)	3,597	736,774
Papa John’s International, Inc.	4,382	237,461
Penn National Gaming, Inc. (a)	10,967	183,039
Pinnacle Entertainment, Inc. (a)	8,495	298,175
Planet Fitness, Inc., Class A (a)	3,011	48,899
Popeyes Louisiana Kitchen, Inc. (a)	3,582	186,479
Potbelly Corp. (a)	4,799	65,314
RCI Hospitality Holdings, Inc.	2,654	23,514
Reading International, Inc., Class A (a)	3,819	45,752
Red Lion Hotels Corp. (a)	5,052	42,588
Red Robin Gourmet Burgers, Inc. (a)	2,228	143,639
Regal Entertainment Group, Class A	9,987	211,125
Ruby Tuesday, Inc. (a)	10,132	54,510
Ruth’s Hospitality Group, Inc.	5,660	104,201
Ryman Hospitality Properties, Inc.	7,361	378,944
Sabre Corp.	30,792	890,505
Scientific Games Corp., Class A (a)	7,878	74,290
SeaWorld Entertainment, Inc.	9,937	209,273
Shake Shack, Inc., Class A (a)	1,092	40,753
Six Flags Entertainment Corp.	12,858	713,490
SkyWest, Inc.	6,975	139,430
Sonic Corp.	7,561	265,845
Speedway Motorsports, Inc.	1,762	34,940
Spirit Airlines, Inc. (a)	10,893	522,646
Texas Roadhouse, Inc.	9,171	399,672

28	QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2016

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Travel & Leisure (continued)
Town Sports International Holdings, Inc. (a)	5,154	$14,792
Travelport Worldwide Ltd.	14,146	193,234
Travelzoo, Inc. (a)	2,100	17,052
Vail Resorts, Inc.	5,519	737,890
Virgin America, Inc. (a)	2,730	105,269
Wendy’s Co.	31,601	344,135
World Wrestling Entertainment, Inc. (b)	4,999	88,282
Zoe’s Kitchen, Inc. (a)(b)	3,126	121,883

		30,304,615
Total Common Stocks — 97.7%		587,450,913

Other Interests (d)	Beneficial Interest (000)
Pharmaceuticals & Biotechnology — 0.0%
Merck KGaA	$3	—
Real Estate Investment Trusts (REITs) — 0.0%
AmeriVest Properties, Inc. (a)	4	—
Technology Hardware & Equipment — 0.0%
Gerber Scientific, Inc.	4	45
Travel & Leisure — 0.0%
FRD Acquisition Co.	13	—
Total Other Interests — 0.0%		45

Rights	Shares
Aerospace & Defense — 0.0%
Vince Holdings Corp. (a)	2,265	600
Oil & Gas Producers — 0.0%
Zion Oil & Gas, Inc. (a)	142	—
Technology Hardware & Equipment — 0.0%
Leap Wireless, CVR (a)	8,850	22,302
Total Rights — 0.0%		22,902

Warrants	Shares	Value
Oil & Gas Producers — 0.0%
Magnum Hunter Resources Corp., (Issued 10/15/13, 1 Share for 10 Warrants, Expires 4/15/16, Strike Price $8.50)	2,485	—
Total Long-Term Investments (Cost — $421,880,612) — 97.7%		$587,473,860

Short-Term Securities
Money Market Funds
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.37% (c)(e)	9,963,468	9,963,468

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.55% (c)(e)(f)	$13,724	13,723,535
Total Short-Term Securities (Cost — $23,687,003) — 3.9%		23,687,003
Total Investments (Cost — $445,567,615*) — 101.6%		611,160,863
Liabilities in Excess of Other Assets — (1.6)%		(9,819,398)

Net Assets — 100.0%		$601,341,465

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$448,783,595

Gross unrealized appreciation	$226,479,032
Gross unrealized depreciation	(64,101,764)

Net unrealized appreciation	$162,377,268

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2016	29

Schedule of Investments (continued)	Master Extended Market Index Series

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	During the period ended March 31, 2016, investments in issuers considered to be affiliates of the Series for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2015	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at March 31, 2016	Value at March 31, 2016	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	15,610,860	—		(5,647,392)[1]	9,963,468	$9,963,468	$9,075
BlackRock Liquidity Series, LLC, Money Market Series	$9,970,723	$3,752,812	[2]	—	$13,723,535	$13,723,535	$239,942	[3]
PennyMac Mortgage Investment Trust	10,450	—		—	10,450	$142,538	$4,912
[1] Represents net shares/beneficial interest sold.
[2] Represents net shares/beneficial interest purchased.

[3]    Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(e)	Current yield as of period end.

(f)	Security was purchased with the cash collateral from loaned securities. The Series may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Long	Issue	Expiration	Notional Value	Unrealized Appreciation
84	Russell 2000 Mini Index	June 2016	$9,320,640	$322,269
34	S&P MidCap 400 E-Mini Index	June 2016	$4,900,080	179,308
Total				$501,577

Portfolio Abbreviations

S&P	Standard and Poor’s

30	QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2016

Schedule of Investments (continued)	Master Extended Market Index Series

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Series has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series’ own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Series’ policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Series’ policy regarding valuation of investments and derivative financial instruments, refer to the Series’ most recent financial statements as contained in its annual report.

The following tables summarize the Series’ investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Aerospace & Defense	$10,446,027	—	—	$10,446,027
Alternative Energy	710,795	—	—	710,795
Automobiles & Parts	13,060,477	—	—	13,060,477
Banks	37,089,449	—	$239,344	37,328,793
Beverages	543,023	—	—	543,023
Chemicals	14,294,342	$3,390	—	14,297,732
Construction & Materials	16,116,020	—	—	16,116,020
Electricity	10,453,579	—	—	10,453,579
Electronic & Electrical Equipment	17,998,823	—	—	17,998,823
Financial Services	23,419,775	—	—	23,419,775
Fixed Line Telecommunications	1,477,339	—	—	1,477,339
Food & Drug Retailers	4,786,626	—	—	4,786,626
Food Producers	11,482,360	—	—	11,482,360
Forestry & Paper	1,281,119	—	—	1,281,119
Gas, Water & Multi-Utilities	10,326,923	—	—	10,326,923
General Industrials	8,213,797	—	—	8,213,797
General Retailers	28,306,409	—	—	28,306,409

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2016	31

Schedule of Investments (continued)	Master Extended Market Index Series

	Level 1	Level 2	Level 3	Total
Assets (concluded):
Investments (concluded):
Common Stocks (concluded):
Health Care Equipment & Services	$28,959,302	—	—	$28,959,302
Household Goods & Home Construction	11,118,370	—	—	11,118,370
Industrial Engineering	16,001,077	$11,905	—	16,012,982
Industrial Metals & Mining	3,648,049	14,760	—	3,662,809
Industrial Transportation	7,534,919	—	—	7,534,919
Leisure Goods	4,977,200	—	—	4,977,200
Life Insurance	1,852,365	—	—	1,852,365
Media	27,044,911	—	—	27,044,911
Mining	2,092,786	—	—	2,092,786
Mobile Telecommunications	5,222,363	—	—	5,222,363
Nonlife Insurance	22,277,310	—	—	22,277,310
Oil & Gas Producers	11,140,491	—	—	11,140,491
Oil Equipment, Services & Distribution	7,891,409	—	—	7,891,409
Personal Goods	7,382,720	—	—	7,382,720
Pharmaceuticals & Biotechnology	29,923,186	—	$24,265	29,947,451
Real Estate Investment & Services	9,029,460	—	—	9,029,460
Real Estate Investment Trusts (REITs)	54,512,572	20,224	—	54,532,796
Software & Computer Services	41,378,117	—	—	41,378,117
Support Services	29,041,451	—	—	29,041,451
Technology Hardware & Equipment	25,155,367	—	—	25,155,367
Tobacco	642,102	—	—	642,102
Travel & Leisure	30,304,615	—	—	30,304,615
Other Interests:
Technology Hardware & Equipment	—	—	45	45
Rights:
Aerospace & Defense	—	600	—	600
Technology Hardware & Equipment	—	—	22,302	22,302
Short-Term Securities:
Money Market Funds	9,963,468	13,723,535	—	23,687,003

Total	$597,100,493	$13,774,414	$285,956	$611,160,863

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [1]
Assets:
Equity contracts	$501,577	—	—	$501,577
[1] Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

32	QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2016

Schedule of Investments (concluded)	Master Extended Market Index Series

The Series may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for futures contracts	$693,700	—	—	$693,700
Foreign currency at value	13	—	—	13
Liabilities:
Bank overdraft	—	$(2,064)	—	(2,064)
Collateral on securities loaned at value	—	(13,723,535)	—	(13,723,535)

Total	$693,713	$(13,725,599)	—	$(13,031,886)

During the period ended March 31, 2016, there were no transfers between levels.

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2016	33

Item 2 – Controls and Procedures

2(a)	–	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Extended Market Index Series of Quantitative Master Series LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Master Extended Market Index Series of Quantitative Master Series LLC

Date:	May 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Master Extended Market Index Series of Quantitative Master Series LLC

Date:	May 23, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Master Extended Market Index Series of Quantitative Master Series LLC

Date:	May 23, 2016